UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661
Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2025
Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Global Total Return Fund
Class A:
GTRAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class A	$45	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS
OF
4/30/2025?

Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF169E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	A
NASDAQ	GTRAX
CUSIP	74439A103
MF169E2A

PGIM Global Total Return Fund
Class C:
PCTRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class C	$82	1.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier
nomenclature
. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF169E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	C
NASDAQ	PCTRX
CUSIP	74439A301
MF169E2C

PGIM Global Total Return Fund
Class Z:
PZTRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class Z	$32	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change
.
MF169E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	Z
NASDAQ	PZTRX
CUSIP	74439A400
MF169E2Z

PGIM Global Total Return Fund
Class R2:
PGTOX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R2	$55	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit
ratings
reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF169E2R2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R2
NASDAQ	PGTOX
CUSIP	74439A863
MF169E2R2

PGIM Global Total Return Fund
Class R4:
PGTSX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R4	$42	0.83%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have
not been rated by an NRSRO. Credit ratings are subject to change.
MF169E2R4

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R4
NASDAQ	PGTSX
CUSIP	74439A855
MF169E2R4

PGIM Global Total Return Fund
Class R6:
PGTQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R6	$27	0.53%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated
category
consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF169E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R6
NASDAQ	PGTQX
CUSIP	74439A509
MF169E2R6

PGIM Global Total Return (USD Hedged) Fund
Class A:
PHEAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Global Total Return (USD Hedged) Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class A	$44	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 53,206,030
Number of fund holdings	627
Portfolio turnover rate for the period	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	33.1
AA	8.3
A	14.2
BBB	30.2
BB	5.6
B	2.0
CCC	0.4
Not Rated	4.7
Cash/Cash Equivalents	1.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change
.
MF238E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	A
NASDAQ	PHEAX
CUSIP	74439A707
MF238E2A

PGIM Global Total Return (USD Hedged) Fund
Class C:
PHECX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Global Total Return (USD Hedged) Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class C	$82	1.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 53,206,030
Number of fund holdings	627
Portfolio turnover rate for the period	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	33.1
AA	8.3
A	14.2
BBB	30.2
BB	5.6
B	2.0
CCC	0.4
Not Rated	4.7
Cash/Cash Equivalents	1.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated
category
consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF238E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	C
NASDAQ	PHECX
CUSIP	74439A806
MF238E2C

PGIM Global Total Return (USD Hedged) Fund
Class Z:
PHEZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Global Total Return (USD Hedged) Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class Z	$32	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 53,206,030
Number of fund holdings	627
Portfolio turnover rate for the period	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	33.1
AA	8.3
A	14.2
BBB	30.2
BB	5.6
B	2.0
CCC	0.4
Not Rated	4.7
Cash/Cash Equivalents	1.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are
subject to change.
MF238E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	Z
NASDAQ	PHEZX
CUSIP	74439A871
MF238E2Z

PGIM Global Total Return (USD Hedged) Fund
Class R6:
PHEQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Global Total Return (USD Hedged) Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class R6	$29	0.58%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 53,206,030
Number of fund holdings	627
Portfolio turnover rate for the period	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	33.1
AA	8.3
A	14.2
BBB	30.2
BB	5.6
B	2.0
CCC	0.4
Not Rated	4.7
Cash/Cash Equivalents	1.5
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not
Rated
category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF238E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	R6
NASDAQ	PHEQX
CUSIP	74439A889
MF238E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Global Total Return Fund	4
PGIM Global Total Return (USD Hedged) Fund	114
Notes to Financial Statements	172

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

CNY—China Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AID—Agency for International Development

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIST—Borsa Istanbul Index (Turkish Stock Exchange)

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CAC—French Stock Market Index

CDX—Credit Derivative Index

CF—CF Secured, LLC

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

CME—Chicago Mercantile Exchange

CORRA—Canadian Overnight Repo Rate Average

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MPLE—Maple Bonds

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

N/A—Not Applicable

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

TELBOR—Tel Aviv Interbank Offered Rate

THOR—Thai Overnight Repurchase Rate

TONAR—Tokyo Overnight Average Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

PGIM Global Total Return Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.4%

ASSET-BACKED SECURITIES 9.5%

Canada 0.2%

Evergreen Credit Card Trust,
Series 2024-CRT04, Class C, 144A	5.640%	10/15/28		5,600	$5,630,886
Fairstone Financial Issuance Trust,
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	1	1,004

					5,631,890

Cayman Islands 1.1%

Battalion CLO Ltd.,
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.601(c)	07/18/30		1,166	1,165,563
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.571(c)	04/30/31		3,466	3,466,064
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.298(c)	07/15/31		5,750	5,750,001
OZLM Ltd.,
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.581(c)	04/20/31		560	560,279
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.664(c)	05/07/31		1,820	1,820,015
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	6.264(c)	05/07/31		6,500	6,510,400
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.513(c)	04/25/31		1,053	1,053,556
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.708(c)	07/15/31		8,500	8,510,201

					28,836,079

Ireland 6.0%

Anchorage Capital Europe CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.028(c)	04/25/34	EUR	4,000	4,518,646

See Notes to Financial Statements.

4

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)

BNPP AM Euro CLO DAC,
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.879%(c)	04/15/31	EUR	9,984		$11,259,447
Capital Four CLO DAC,
Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.329(c)	01/15/34	EUR	23,000		26,031,788
Carlyle Euro CLO DAC,
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.251(c)	03/15/32	EUR	18,108		20,430,160
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.329(c)	01/15/34	EUR	15,000		16,925,178
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500		12,325,174
Henley CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.058(c)	04/25/34	EUR	5,000		5,623,044
Invesco Euro CLO DAC,
Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	22,210		24,282,220
Palmer Square European CLO DAC,
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.803(c)	10/15/39	EUR	13,000		14,603,549
Penta CLO DAC,
Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.513(c)	10/17/38	EUR	13,000		14,609,131

						150,608,337

Spain 0.1%

LSF11 Boson Investments Sarl Compartment 2,
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.521(c)	11/25/60	EUR	257		281,344
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.632(c)	03/15/26	EUR	2,136		1,802,201

						2,083,546

See Notes to Financial Statements.

PGIM Global Total Return Fund 5

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United Kingdom 0.5%

Apidos CLO Ltd.,
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.643%(c)	10/26/37		10,000	$10,000,000
NewDay Funding,
Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	6.116(c)	03/15/32	GBP	2,600	3,469,784

					13,469,784

United States 1.6%

Ally Bank Auto Credit-Linked Notes,
Series 2024-B, Class E, 144A	6.678	09/15/32		3,222	3,222,918
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.503(c)	08/25/32		89	88,110
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	7.291(c)	08/25/32		59	61,414
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		945	944,341
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	5.041(c)	05/25/33		280	274,298
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	4.921(c)	01/25/34		323	312,011
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33		1,300	1,278,763
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59		186	188,426
Huntington Bank Auto Credit-Linked Notes,
Series 2024-02, Class C, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.950(c)	10/20/32		2,519	2,510,966
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		132	133,808
Series 2020-02, Class R, 144A	31.355	02/25/28		102	102,693
Series 2021-01, Class R, 144A	28.348	09/25/28		1,036	1,083,374
Series 2021-03, Class F, 144A	3.694	02/26/29		600	599,297
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		3,430	516,292

See Notes to Financial Statements.

6

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-C, Class A, 144A	0.000%(cc)	08/25/43	511	$490,713
Series 2019-A, Class R, 144A	0.000	10/25/48	1,284	393,624
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,067,085
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	5.341(c)	04/25/34	602	587,025
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	5.421(c)	02/25/33	33	32,606
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,290,354
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36	1,300	1,347,146
Series 2023-02A, Class D, 144A	7.520	09/15/36	3,700	3,837,419
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,395	1,402,206
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	5,774	5,773,489
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	37	36,681
Santander Bank NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31	8	8,428
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	838,596
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	346,071
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31	500	517,942
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	927	901,613
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,787	3,590,954
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	588	590,272
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	437	440,776
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	5,343	5,340,513

				40,150,224

TOTAL ASSET-BACKED SECURITIES (cost $249,585,515)				240,779,860

See Notes to Financial Statements.

PGIM Global Total Return Fund 7

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.9%

Canada 0.2%

BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	4.666%(c)	11/15/41	CAD	7,100	$5,175,476
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1,196	840,969

					6,016,445

Cayman Islands 0.1%

BXMT Ltd.,
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.959(c)	10/18/42		2,600	2,569,802

United Kingdom 0.5%

Taurus DAC,
Series 2021-UK01A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.081(c)	05/17/31	GBP	546	723,436
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.231(c)	08/17/31	GBP	5,126	6,832,413
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.581(c)	08/17/31	GBP	4,636	6,116,223

					13,672,072

United States 3.1%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		1,000	785,000
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		1,000	735,000
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,431,312
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52		9,128	9,099,751
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.136(cc)	05/10/47		7,784	78
Series 2016-GC37, Class XB, IO	0.842(cc)	04/10/49		33,868	129,166
Series 2016-P04, Class XB, IO	1.466(cc)	07/10/49		9,100	113,539
Series 2017-P08, Class A2	3.109	09/15/50		1,749	1,707,433
Commercial Mortgage Trust,
Series 2014-UBS04, Class XB, IO, 144A	0.296(cc)	08/10/47		50,000	112,100

See Notes to Financial Statements.

8

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673%(cc)	09/10/35	500	$489,673
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	7.103(c)	11/15/38	13,584	13,465,327
FHLMC Multifamily Structured Pass-Through Certificates,
Series K049, Class X1, IO	0.672(cc)	07/25/25	27,186	13,297
Series K052, Class X1, IO	0.745(cc)	11/25/25	4,950	11,840
Series K053, Class X1, IO	1.011(cc)	12/25/25	40,192	163,128
Series K054, Class X1, IO	1.294(cc)	01/25/26	26,633	163,864
Series K058, Class X1, IO	1.026(cc)	08/25/26	37,525	348,776
Series K090, Class X1, IO	0.854(cc)	02/25/29	22,500	549,466
Series K111, Class X1, IO	1.677(cc)	05/25/30	29,046	1,881,353
Series K113, Class X1, IO	1.478(cc)	06/25/30	117,737	6,715,009
Series K114, Class X1, IO	1.208(cc)	06/25/30	74,873	3,564,756
Series K116, Class X1, IO	1.520(cc)	07/25/30	48,417	2,842,221
Series K121, Class X1, IO	1.113(cc)	10/25/30	124,712	5,474,107
Series KG03, Class X1, IO	1.472(cc)	06/25/30	100,010	5,586,135
Series Q001, Class XA, IO	2.085(cc)	02/25/32	5,181	328,876
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.335(cc)	06/10/47	35,000	71,218
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	50
Series 2014-GC26, Class XB, IO	0.336(cc)	11/10/47	56,483	282
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3	3.109	07/15/50	2,240	2,177,720
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915	05/13/53	5,000	4,169,533
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	5,564	1,710,930
Morgan Stanley Capital I Trust,
Series 2020-HR08, Class XB, IO	0.980(cc)	07/15/53	54,413	2,230,579
ONE Mortgage Trust,
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.536(c)	03/15/36	1,500	1,402,309
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.070(cc)	07/15/48	24,000	201,233
Series 2016-LC24, Class XB, IO	1.121(cc)	10/15/49	20,910	249,141

See Notes to Financial Statements.

PGIM Global Total Return Fund 9

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	6.286%(c)	05/15/31		1,800	$1,773,128
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.836(c)	05/15/31		1,700	1,678,850
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.936(c)	05/15/31		2,200	2,156,206

					77,532,386

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $107,579,986)					99,790,705

CORPORATE BONDS 42.7%

Brazil 0.8%

Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	7,900	10,294,075
Gtd. Notes	6.625	01/16/34	GBP	7,100	9,238,626
Suzano Austria GmbH,
Gtd. Notes	6.000	01/15/29		200	204,120

					19,736,821

Bulgaria 0.5%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	12,200	12,956,972

Canada 0.7%

Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950	10/15/39		50	50,628
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		150	148,657
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		1,509	1,509,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		125	128,750
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		296	295,535
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		1,370	1,192,653
Gtd. Notes, 144A	6.250	09/15/27		1,275	1,250,176

See Notes to Financial Statements.

10

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	06/15/29		1,675	$1,490,733
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		1,340	1,118,124
Sr. Unsec’d. Notes	3.750	02/15/52		955	616,347
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	4.918(c)	09/30/25(oo)		500	396,964
Ontario Electricity Financial Corp.,
Local Gov’t. Gtd. Notes, Series 40	4.026(s)	04/11/31	CAD	10,000	5,978,747
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,542,450
Rogers Communications, Inc.,
Gtd. Notes	3.250	05/01/29	CAD	700	500,137
Royal Bank of Canada,
Sr. Unsec’d. Notes, EMTN	3.650	03/10/26	CNH	3,000	418,245

					16,637,146

Chile 0.2%

Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes, 144A	5.580	10/20/35		3,010	2,982,910
Gov’t. Gtd. Notes, 144A	5.672	10/20/35		1,655	1,659,758

					4,642,668

China 0.6%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,174,622
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		549	543,137
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	27,000	4,220,464
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,283,526

					15,221,749

Denmark 0.2%

Danske Bank A/S,
Sr. Non-Preferred Notes, 144A	1.621(ff)	09/11/26		4,645	4,589,427

See Notes to Financial Statements.

PGIM Global Total Return Fund 11

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

France 2.4%

Agence Francaise de Developpement EPIC,
Sr. Unsec’d. Notes	3.000%	01/17/34	EUR	5,000	$5,596,894
Banque Federative du Credit Mutuel SA,
Sr. Preferred Notes, Series 19	0.999	10/15/25	JPY	200,000	1,398,585
BNP Paribas SA,
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	235,184
BPCE SA,
Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	2,054,427
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	4,000	561,475
Caisse des Depots et Consignations,
Sr. Unsec’d. Notes, EMTN	3.063	10/09/30	EUR	1,300	1,487,584
Credit Agricole SA,
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	238,877
Gestion Securite de Stocks Securite SA,
Sr. Unsec’d. Notes, EMTN	2.875	09/07/32	EUR	1,100	1,220,989
Ile-de-France Mobilites,
Sr. Unsec’d. Notes, EMTN	0.950	02/16/32	EUR	1,400	1,390,258
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	2,400	2,419,943
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.350	06/20/29	EUR	1,000	1,036,048
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	4,300	4,501,673
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	1,700	1,530,673
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,829,386
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		1,685	1,453,414
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		4,915	4,273,620
Sr. Non-Preferred Notes, 144A, MTN	6.691(ff)	01/10/34		805	847,921
Sr. Non-Preferred Notes, EMTN	3.500	07/09/26	CNH	32,000	4,405,303
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,795,405
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	140,613
Societe Nationale SNCF SACA,
Sr. Unsec’d. Notes, EMTN	1.500	02/02/29	EUR	3,200	3,492,984
Sogecap SA,
Sub. Notes	6.500(ff)	05/16/44	EUR	3,900	4,924,573

See Notes to Financial Statements.

12

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

France (cont’d.)

TDF Infrastructure SASU,
Sr. Unsec’d. Notes	4.125%	10/23/31	EUR	4,100	$4,649,912
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN	1.625(ff)	10/25/27(oo)	EUR	5,500	5,902,318

					60,388,059

Germany 1.2%

Deutsche Bahn Finance GmbH,
Gtd. Notes, Series CB(a)	1.600(ff)	07/18/29(oo)	EUR	4,200	4,228,788
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	564,349
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.129(ff)	11/24/26		3,760	3,700,182
Hamburg Commercial Bank AG,
Sub. Notes, EMTN, SOFR + 0.667%	5.036(c)	03/21/31		8,160	7,765,221
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	11,000	12,939,926

					29,198,466

Hong Kong 0.5%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	9,300	9,969,113
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150	07/11/28	CNH	13,000	1,795,824
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	552,420
Gtd. Notes, EMTN	3.200	08/14/27	CNH	5,000	693,090

					13,010,447

Hungary 0.2%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	110,063
MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	5,530	5,868,045

					5,978,108

See Notes to Financial Statements.

PGIM Global Total Return Fund 13

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iceland 0.2%

Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	2.281%(c)	07/24/26	EUR	5,600	$6,263,118

India 0.8%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	12,350	13,888,426
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	6,419	6,835,531

					20,723,957

Indonesia 0.5%

Freeport Indonesia PT,
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		2,490	2,457,630
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	7,500	7,309,517
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	3,536	4,002,713

					13,769,860

Israel 0.7%

Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	535,224
Sr. Sec’d. Notes	7.875	12/15/26		5,889	6,133,806
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,417,763
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	9,197,891

					17,284,684

Italy 0.6%

Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, EMTN	3.375	02/11/32	EUR	2,200	2,505,503
Sr. Unsec’d. Notes, EMTN	4.750	10/18/30	EUR	1,500	1,838,238
Intesa Sanpaolo SpA,
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54		1,140	1,219,853
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,280,541

See Notes to Financial Statements.

14

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Italy (cont’d.)

UniCredit SpA,
Sr. Preferred Notes, 144A	1.982%(ff)	06/03/27		8,485	$8,220,122

					15,064,257

Jamaica 0.2%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		351	—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		236	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		5,221	5,220,705

					5,220,705

Japan 0.1%

Nomura International Funding Pte Ltd.,
Gtd. Notes, EMTN	3.130	01/07/31	CNH	10,000	1,378,163

Luxembourg 1.0%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	1,700	1,876,913
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	10,489,141
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,457,880
Logicor Financing Sarl,
Gtd. Notes, EMTN	1.625	07/15/27	EUR	4,300	4,720,197
P3 Group Sarl,
Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	1,900	2,008,307
SELP Finance Sarl,
Gtd. Notes, EMTN	3.750	08/10/27	EUR	2,500	2,879,650

					24,432,088

Malta 0.1%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,190,581

See Notes to Financial Statements.

PGIM Global Total Return Fund 15

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mexico 2.0%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000%	09/29/36		9,960	$8,882,029
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	369,900
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,452,538
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	2,700	2,757,597
Gtd. Notes	5.350	02/12/28		300	276,480
Gtd. Notes	5.950	01/28/31		1,050	872,448
Gtd. Notes	6.500	03/13/27		194	189,550
Gtd. Notes	6.700	02/16/32		577	489,804
Gtd. Notes	6.840	01/23/30		4,050	3,619,161
Gtd. Notes	6.875	10/16/25		100	99,665
Gtd. Notes	9.500	09/15/27		1,000	1,034,500
Gtd. Notes	9.500	09/15/27		6,379	6,599,075
Gtd. Notes	10.000	02/07/33		2,000	2,000,000
Gtd. Notes, EMTN	2.750	04/21/27	EUR	4,000	4,185,881
Gtd. Notes, EMTN	4.875	02/21/28	EUR	16,500	17,477,043
Gtd. Notes, EMTN	6.750	09/21/47		28	18,806

					51,324,477

Netherlands 0.4%

ABN AMRO Bank NV,
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		5,800	5,846,873
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	2,882	1,820,958
Sr. Preferred Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	280,307
ING Groep NV,
Sr. Unsec’d. Notes	5.066(ff)	03/25/31		1,995	2,010,241
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	559,021
Gtd. Notes	3.400	05/01/30		725	671,082

					11,188,482

Paraguay 0.1%

Bioceanico Sovereign Certificate Ltd.,
Sr. Sec’d. Notes	2.740(s)	06/05/34		2,375	1,848,199

See Notes to Financial Statements.

16

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Peru 0.1%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	4.350%	04/05/36		1,452	$1,340,442
Sr. Sec’d. Notes	5.875	07/05/34		80	79,520
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	3.439(s)	06/02/25		270	268,735

					1,688,697

Philippines 0.3%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	3,825,612
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	9.625	05/15/28		4,320	4,901,126

					8,726,738

Poland 0.3%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	4,760	5,215,550
Gov’t. Gtd. Notes	2.000	06/01/30	EUR	506	547,312
Gov’t. Gtd. Notes, EMTN	4.000	03/13/32	EUR	1,200	1,402,446

					7,165,308

Qatar 0.4%

QNB Finance Ltd.,
Gtd. Notes, EMTN	3.150	02/04/26	CNH	20,500	2,842,065
Gtd. Notes, EMTN	3.500	03/09/26	CNH	41,660	5,791,549
Gtd. Notes, EMTN	3.800	06/17/25	CNH	1,010	139,201
Gtd. Notes, EMTN	3.950	11/17/27	CNH	1,300	184,650
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	161,110

					9,118,575

Russia 0.4%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	3,072,856

See Notes to Financial Statements.

PGIM Global Total Return Fund 17

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Russia (cont’d.)

Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000%	06/29/27(d)		1,410	$1,057,500
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,907,009

					9,037,365

Saudi Arabia 0.0%

Gaci First Investment Co.,
Gtd. Notes, EMTN	5.125	06/11/29	GBP	310	414,874

Singapore 0.0%

DBS Group Holdings Ltd.,
Sub. Notes, EMTN	3.700	03/03/31	CNH	8,780	1,220,208

Slovenia 0.5%

United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	5,275	5,823,103
Sr. Sec’d. Notes	4.000	11/15/27	EUR	64	71,849
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	112,655
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	6,500	7,269,382

					13,276,989

South Africa 0.6%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,328,063
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		15,000	14,756,250

					16,084,313

South Korea 0.9%

Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	7,427,978
Sr. Unsec’d. Notes, EMTN	3.000	07/31/26	CNH	6,000	835,923
Sr. Unsec’d. Notes, EMTN	3.050	06/26/26	CNH	5,000	696,033
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	7,847,864
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,268,215

					22,076,013

See Notes to Financial Statements.

18

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Spain 0.3%

Adif Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	3.250%	05/31/29	EUR	5,000	$5,787,518
Banco Santander SA,
Sub. Notes	2.749	12/03/30		600	525,686

					6,313,204

Supranational Bank 0.6%

African Export-Import Bank (The),
Sr. Unsec’d. Notes	3.798	05/17/31		300	264,189
Asian Infrastructure Investment Bank (The),
Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	2,150,797
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	4.750	04/16/29	GBP	1,500	2,015,422
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	956,301
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	67,278
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 2.330%, Floor 0.000%)	2.330(c)	05/31/26		4	3,935
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,607,439
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	240,741
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,176,026
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,194,277
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,427,749

					15,104,154

Switzerland 1.3%

UBS AG,
Sr. Unsec’d. Notes, EMTN	3.550	05/27/31	CNH	120,000	17,018,928
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	12,604,449
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	882,000
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	2,056,711

					32,562,088

See Notes to Financial Statements.

PGIM Global Total Return Fund 19

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United Arab Emirates 0.8%

ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160%	04/29/29	IDR	3,000,000	$184,735
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,451,024
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	1,361	1,530,727
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,740	6,024,837
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	3.670	07/13/28	CNH	7,000	989,813
Sr. Unsec’d. Notes, EMTN	4.050	09/24/25	CNH	2,400	332,172
Emirates Telecommunications Group Co. PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	05/17/33	EUR	1,200	1,121,739
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,168	1,513,204
Sr. Unsec’d. Notes, EMTN	3.150	01/29/26	CNH	55,290	7,655,859
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	299,172

					21,103,282

United Kingdom 2.0%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,476,167
Sr. Unsec’d. Notes, EMTN	3.600	04/30/27	CNH	12,000	1,693,940
Barclays PLC,
Sr. Unsec’d. Notes, EMTN	0.654(ff)	06/09/27	JPY	200,000	1,375,238
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	648,631
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	2,350	2,912,365
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	8,442,767
British American Tobacco PLC,
Jr. Sub. Notes, Series 5.25	3.000(ff)	09/27/26(oo)	EUR	8,300	9,248,404
Hammerson Ireland Finance DAC,
Gtd. Notes	1.750	06/03/27	EUR	6,897	7,644,715
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,078,766
Sr. Unsec’d. Notes, EMTN	3.150	03/06/26	CNH	35,000	4,859,825
HSBC Holdings PLC,
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,318,020
Sr. Unsec’d. Notes, EMTN	3.400	06/29/27	CNH	1,000	138,819

See Notes to Financial Statements.

20

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000%	04/02/32		2,800	$1,954,848
Lloyds Banking Group PLC,
Sub. Notes	4.582	12/10/25		2,250	2,242,446

					51,034,951

United States 20.2%

3M Co.,
Sr. Unsec’d. Notes, 3 Month SOFR + (0.088)%	4.217(c)	12/21/40		1,425	1,401,775
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	668,575
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	626,044
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	557,171
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	700,000	4,795,840
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	3,198,534
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN	2.137	11/27/34	JPY	150,000	1,047,644
American Medical Systems Europe BV,
Gtd. Notes	3.375	03/08/29	EUR	5,400	6,245,305
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		1,425	1,391,329
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		579	678,671
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,843,448
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	09/01/31		1,600	1,388,902
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28		5,782	5,765,966
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	7,642,308
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	103,671
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,273,058
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	6,145,297
Sr. Unsec’d. Notes, Series H, MTN, 3 Month SOFR + 0.162%	4.480(c)	11/27/40		519	510,085

See Notes to Financial Statements.

PGIM Global Total Return Fund 21

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Bank of America Corp., (cont’d.)
Sub. Notes, EMTN	8.125%	06/02/28	GBP	500	$716,326
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.361(c)	06/30/38		1,092	1,081,080
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,090	831,125
Gtd. Notes, 144A	5.000	02/15/29		175	110,250
Gtd. Notes, 144A	5.250	01/30/30		3,250	1,893,125
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,080,000
Gtd. Notes, 144A	6.250	02/15/29		25	16,375
Gtd. Notes, 144A	7.000	01/15/28		375	306,563
Sr. Sec’d. Notes, 144A	4.875	06/01/28		575	466,986
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,338,320
Gtd. Notes(a)	7.250	10/15/29		1,600	1,554,894
Becton Dickinson & Co.,
Gtd. Notes	3.828	06/07/32	EUR	4,100	4,752,623
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	2,240,000	14,964,789
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	625,504
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,719,644
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/35		480	394,980
Sr. Unsec’d. Notes	5.805	05/01/50		3,760	3,525,646
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		3,000	2,977,500
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,622,331
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		3,405	3,031,980
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		9,300	8,171,569
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,676,252
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		2,050	2,028,745
Carrier Global Corp.,
Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,610,570
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31		723	653,629

See Notes to Financial Statements.

22

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900%	06/01/52		695	$441,057
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	764,475
Gtd. Notes, MTN, SOFR ICE SWAP 10Y Index + 0.000% (Cap N/A, Floor 0.000%)	4.174(c)	09/21/27		1,500	1,479,985
Gtd. Notes, MTN, SOFR + 0.100%	4.478(c)	10/20/57		885	862,586
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		19,245	18,719,287
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,765,255
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		1,595	1,401,795
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,890
Sub. Notes	5.827(ff)	02/13/35		1,230	1,219,841
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		1,755	1,697,224
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		635	615,323
Gtd. Notes, 144A	7.375	05/01/33		395	371,083
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,350	2,252,440
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, Series E, MTN, 3 Month SOFR + (0.038)%	4.290(c)	08/22/42		485	481,031
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,108,962
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		2,792	2,825,781
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.500	02/15/32		2,075	1,864,475
Sr. Unsec’d. Notes	5.375	11/15/27		1,800	1,789,763
DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31		1,125	988,603
Gtd. Notes, 144A	4.625	06/01/30		1,125	1,046,263
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		425	395,972
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		575	358,490
Gtd. Notes	7.375	07/01/28		475	320,969
Gtd. Notes	7.750	07/01/26		4,950	4,312,529

See Notes to Financial Statements.

PGIM Global Total Return Fund 23

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750%	11/15/27		1,300	$1,365,772
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400	05/15/39		88	112,227
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,707,690
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	5,019,873
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,889,833
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,181,454
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29		2,000	1,993,578
Gtd. Notes, 144A	5.875	02/01/29		600	598,411
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		25	23,189
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	6,161,605
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	198,832
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	6,050	6,910,322
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,467,911
General Electric Co.,
Sr. Unsec’d. Notes, Series A, MTN	0.000(cc)	10/16/38		400	396,577
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	10,851,988
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,087,939
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,521,923
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,484,235
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	133,490
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,318,408
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	68,717
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	2.468(c)	08/12/25	EUR	3,216	3,634,465
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.807(c)	06/30/25	EUR	2,227	2,469,877
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,967,854

See Notes to Financial Statements.

24

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230%(c)	05/31/25(d)		19,080	$16,980,939
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,254,028
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,298,728
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,000	951,884
Honeywell International, Inc.,
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,692,737
Housing & Urban Development Corp. Ltd. AID Bond,
U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	4.717(c)	09/15/30		600	599,560
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		3,975	3,773,229
International Business Machines Corp.,
Sr. Unsec’d. Notes	2.900	02/10/30	EUR	8,800	9,915,985
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	5.125	02/01/28		1,373	1,390,331
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
Sr. Sec’d. Notes	5.078	10/01/54		273	262,764
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	4,627,178
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330	08/31/26	CNH	14,000	1,955,751
Gtd. Notes, EMTN	3.500	07/27/28	CNH	38,000	5,381,513
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,690,240
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		15	12,815
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	70,399
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,514,435
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		200	174,909
Sr. Sec’d. Notes, 144A	10.500	04/15/29		2,042	2,264,393
Sr. Sec’d. Notes, 144A(a)	10.500	05/15/30		775	839,689
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,227	2,490,923

See Notes to Financial Statements.

PGIM Global Total Return Fund 25

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951%	10/15/50		90	$64,129
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		3,000	2,695,712
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,800	1,679,085
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	422,910
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,511,542
Medtronic, Inc.,
Gtd. Notes	3.650	10/15/29	EUR	11,300	13,220,693
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	4,082,428
Sr. Unsec’d. Notes	1.415	03/07/31	JPY	700,000	4,820,886
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,250,884
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		22,400	15,092,000
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	149,599
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	294,333
Sr. Unsec’d. Notes, EMTN	3.955(ff)	03/21/35	EUR	5,600	6,367,686
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,645,430
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,155,703
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	108,286
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,130,245
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,818,926
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,502,194
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	5,000	695,605
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	283,162
National City Bank,
Sr. Unsec’d. Notes, 1 Month LIBOR + (0.320)% (Cap N/A, Floor 0.000%)	0.000(c)	07/03/37		803	798,089
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	225,049
Gtd. Notes, 144A	6.000	01/15/27		735	735,765
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30		365	332,465
Sr. Unsec’d. Notes	6.625	05/15/32		185	165,969

See Notes to Financial Statements.

26

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250%(ff)	03/15/28(oo)		650	$711,572
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		35	34,110
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		1,500	1,328,738
ONEOK, Inc.,
Gtd. Notes	6.050	09/01/33		5,600	5,749,515
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	754,618
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		1,525	1,279,349
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		1,825	1,856,076
Prologis LP,
Sr. Unsec’d. Notes	3.250	09/11/29	CNH	63,660	8,872,221
Sr. Unsec’d. Notes	3.500	02/06/27	CNH	26,000	3,616,076
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	300,000	1,767,447
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,772,987
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	9,687,315
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,240,814
Realty Income Corp.,
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	5,352,050
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	6,300	8,358,759
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		685	690,817
Southaven Combined Cycle Generation LLC,
Sec’d. Notes	3.846	08/15/33		9	8,598
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,075	2,021,491
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,725,397
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		150	145,354
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		675	640,034
Sr. Sec’d. Notes	4.625	06/15/28		275	267,722
Sr. Sec’d. Notes	5.125	11/01/27		455	451,333
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,375	2,264,765

See Notes to Financial Statements.

PGIM Global Total Return Fund 27

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes	8.375%	07/15/33		2,065	$2,352,971
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		20	19,711
Tote Shipholdings LLC,
U.S. Gov’t. Gtd. Notes	3.400	10/16/40		79	69,439
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	17,005,385
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	4.309(c)	08/09/47		3,414	3,310,448
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		1,300	1,281,208
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	892,454
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		1,190	1,172,472
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,785	1,728,295
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		1,755	1,504,184
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,624,721
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	923,381
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	569,950
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,958,693
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,097,754
Gtd. Notes	4.000	06/22/50		3,240	2,040,614
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,000	3,959,898
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,677,862
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,700	3,775,642
Wachovia Bank NA,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.380(c)	11/27/40		511	498,851
Warnermedia Holdings, Inc.,
Gtd. Notes	4.054	03/15/29		30	28,055
Gtd. Notes(a)	5.050	03/15/42		4,355	3,277,273
Gtd. Notes	5.141	03/15/52		2,770	1,901,330
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,677,704

See Notes to Financial Statements.

28

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	4.296%(c)	07/06/46		450	$435,309
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	928,004
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	7,138,689
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		4,410	3,962,699
Sr. Unsec’d. Notes, MTN, 3 Month SOFR + 0.012%	4.309(c)	06/12/48		175	173,488
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	9,950	10,008,921
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125	02/15/31		820	846,389
XPO, Inc.,
Gtd. Notes, 144A	7.125	02/01/32		735	752,137

					509,675,972

TOTAL CORPORATE BONDS
(cost $1,137,202,706)					1,078,651,165

FLOATING RATE AND OTHER LOANS 0.2%

Netherlands 0.1%

International Park Holdings BV,
Term Loan, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32		2,525	2,786,321

United Kingdom 0.1%

Doncasters US Finance LLC,
Initial Term Loan, 3 Month SOFR + 6.500%^	10.822(c)	04/23/30		1,200	1,185,000
Term Loan	— (p)	04/01/30		1,800	1,779,750

					2,964,750

United States 0.0%

Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		291	260,584

TOTAL FLOATING RATE AND OTHER LOANS
(cost $5,820,680)					6,011,655

See Notes to Financial Statements.

PGIM Global Total Return Fund 29

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.3%

Louisiana 0.2%

Plaquemines Port Harbor & Terminal District,
Taxable, Revenue Bonds, Series B	12.000%	12/01/34	4,900	$5,027,658

Wisconsin 0.1%

Public Finance Authority,
Revenue Bonds, Series C	9.250	09/01/55	3,050	2,890,358

TOTAL MUNICIPAL BONDS
(cost $7,859,002)				7,918,016

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.2%

United States

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.350(c)	07/01/26	2,016	2,017,508
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.754(c)	09/25/31	163	162,663
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	891	880,242
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.454(c)	10/25/41	1,000	1,015,940
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.904(c)	10/25/41	98	98,227
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.504(c)	12/25/41	340	346,375
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.454(c)	03/25/42	1,200	1,232,157
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.054(c)	07/25/44	250	248,910
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	3.489(cc)	03/25/59	1,678	1,674,733

See Notes to Financial Statements.

30

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.804%(c)	04/25/34	2,554	$2,579,203
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.354(c)	09/26/33	439	440,088
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	7.654(c)	11/25/41	260	264,550
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.354(c)	11/25/41	1,440	1,440,907
Fannie Mae REMIC,
Series 2012-107, Class GI, IO	3.500	09/25/27	386	4,549
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.354(c)	12/25/50	400	421,668
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.354(c)	11/25/50	595	653,717
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.004(c)	01/25/34	647	648,880
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.754(c)	10/25/41	320	327,911
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.854(c)	10/25/41	96	95,884
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.154(c)	11/25/41	830	832,468
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.704(c)	09/25/41	150	152,579

See Notes to Financial Statements.

PGIM Global Total Return Fund 31

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.454%(c)	09/25/41	3,350	$3,358,375
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.704(c)	12/25/41	2,350	2,363,230
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.854(c)	01/25/42	100	101,375
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.754(c)	02/25/42	700	714,546
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.704(c)	05/25/42	300	310,875
Freddie Mac REMIC,
Series 4166, Class IO, IO	3.500	02/15/43	3,609	590,740
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.154(c)	01/25/34	1,563	1,573,180
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39	1,500	1,506,222
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	7.070	08/04/25	5,883	5,883,000
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.191(c)	01/25/48	356	347,506
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.254(c)	04/25/34	618	624,002
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.854(c)	05/25/33	5,424	5,444,559
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	03/29/27	5,001	5,007,751

See Notes to Financial Statements.

32

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.451%(c)	09/27/28		4,362	$4,324,662
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.054(c)	11/25/31		3,114	3,165,394
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		651	655,851
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		2,962	2,956,378

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $54,013,809)					54,466,805

SOVEREIGN BONDS 34.0%

Andorra 0.0%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	700	773,549
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	406,388

					1,179,937

Argentina 0.1%

Argentine Republic Government International Bond,
Bonds	4.330(cc)	12/31/33(d)	JPY	467,294	612,796
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	1,637,456	1,946,898
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	70,829	89,280
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	1,812	2,284
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	58,396	76,579

					2,727,837

Austria 0.1%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,213	1,803,773

See Notes to Financial Statements.

PGIM Global Total Return Fund 33

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Brazil 0.5%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333%	02/15/28		12,547	$12,433,727
Brazilian Government International Bond,
Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	498,798

					12,932,525

Bulgaria 0.4%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	8,947,312

Canada 0.5%

Canadian Government Bond,
Bonds(k)	4.000	06/01/41	CAD	650	513,134
Canadian Government Real Return Bond,
Bonds	0.250	12/01/54	CAD	233	116,547
City of Toronto,
Unsec’d. Notes	3.250	06/24/46	CAD	3,000	1,774,110
Province of Alberta,
Unsec’d. Notes	3.050	12/01/48	CAD	3,500	2,022,443
Province of British Columbia,
Unsec’d. Notes	2.800	06/18/48	CAD	3,000	1,658,469
Province of Manitoba,
Unsec’d. Notes	3.200	03/05/50	CAD	3,000	1,750,570
Province of Nova Scotia,
Unsec’d. Notes	3.450	06/01/45	CAD	3,000	1,880,908
Province of Saskatchewan,
Unsec’d. Notes	3.300	06/02/48	CAD	3,500	2,124,106

					11,840,287

Chile 0.1%

Bonos de la Tesoreria de la Republica,
Bonds	2.000	03/01/35	CLP	5	198,037
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	505,000	506,819

See Notes to Financial Statements.

34

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Chile (cont’d.)

Chile Government International Bond,
Sr. Unsec’d. Notes	1.440%	02/01/29	EUR	1,884	$2,022,239
Sr. Unsec’d. Notes	3.875	07/09/31	EUR	200	231,951

					2,959,046

China 2.5%

China Government Bond,
Sr. Unsec’d. Notes	2.390	03/15/29	CNH	500	70,521
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	555,490
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	285,595
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	21,500	3,218,551
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,616,154
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	71,500	12,464,879
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	81,500	13,369,593
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	10,804,127
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,549,140
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	3,500	529,668
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	9,025,450
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,009,905
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	575,078

					64,074,151

Colombia 2.6%

Colombia Government International Bond,
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,625,600
Sr. Unsec’d. Notes	8.375	02/15/27		3,841	3,978,431
Sr. Unsec’d. Notes	9.850	06/28/27	COP	23,612,000	5,491,494
Sr. Unsec’d. Notes	10.375	01/28/33		19	22,453
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,130,490
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	54,425,225

					66,673,693

Cyprus 0.4%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	6,285,869

See Notes to Financial Statements.

PGIM Global Total Return Fund 35

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Cyprus (cont’d.)

Cyprus Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.250%	04/16/50	EUR	2,000	$1,672,812
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,858,214

					10,816,895

Czech Republic 0.2%

Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,483,246

Denmark 0.2%

Denmark Government Bond,
Bonds	0.100	11/15/34	DKK	1,029	146,339
Bonds	0.250	11/15/52	DKK	5,000	405,589
Bonds	0.500	11/15/27	DKK	12,110	1,788,396
Bonds	0.500	11/15/29	DKK	4,300	614,732
Bonds	1.750	11/15/25	DKK	3,520	533,919
Bonds	4.500	11/15/39	DKK	1,800	336,113

					3,825,088

Ecuador 0.4%

Amazon Conservation DAC,
Sr. Sec’d. Notes	6.034	01/16/42		970	964,525
Sr. Sec’d. Notes, 144A	6.034	01/16/42		9,000	8,949,202
Ecuador Social Bond Sarl,
Gov’t. Gtd. Notes^	0.350	01/30/35		16,320	283,968
GPS Blue Financing DAC,
Sec’d. Notes	5.645	11/09/41		240	233,952

					10,431,647

Egypt 0.2%

Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	787,444
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	4,569,609

					5,357,053

See Notes to Financial Statements.

36

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Finland 0.1%

Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	3.050%	09/24/32	SEK	13,000	$1,337,305

France 2.2%

Agence France Locale,
Gtd. Notes, EMTN	3.125	03/20/34	EUR	2,300	2,599,322
Bpifrance SACA,
Gtd. Notes, EMTN	0.625	07/22/31	EUR	4,500	4,480,014
Gtd. Notes, EMTN	3.375	11/25/32	EUR	3,900	4,528,625
Gtd. Notes, EMTN	3.375	05/25/34	EUR	4,800	5,506,073
Caisse Francaise de Financement Local SA,
Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	21,243,025
French Republic Government Bond OAT,
Bonds, 144A	0.500	05/25/72	EUR	100	34,645
Bonds, 144A, Series OATi	0.550	03/01/39	EUR	105	105,524
Bonds, Series OATe, 144A	0.100	07/25/38	EUR	118	112,941
Region of Ile de France,
Sr. Unsec’d. Notes, EMTN	2.900	04/30/31	EUR	1,700	1,934,518
SFIL SA,
Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	9,100	10,371,823
Societe Des Grands Projets EPIC,
Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	2,800	2,740,168
Ville de Paris,
Sr. Unsec’d. Notes, EMTN	1.750	05/25/31	EUR	2,800	2,968,751

					56,625,429

Gabon 0.0%

Gabon Blue Bond Master Trust 2,
Insured Notes	6.097	08/01/38		1,000	1,000,000

Germany 0.0%

Deutsche Bundesrepublik Inflation-Linked Bond,
Bonds	0.100	04/15/46	EUR	128	120,058
State of North Rhine-Westphalia,
Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	24,729

					144,787

See Notes to Financial Statements.

PGIM Global Total Return Fund 37

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece 3.6%

Hellenic Republic Government Bond,
Bonds	4.300%	02/24/26	EUR	52	$59,316
Bonds	4.300	02/24/27	EUR	99	115,072
Bonds	4.300	02/24/28	EUR	64	75,425
Bonds	4.300	02/24/29	EUR	194	227,300
Bonds	4.300	02/24/30	EUR	501	587,258
Bonds	4.300	02/24/31	EUR	169	197,167
Bonds	4.300	02/24/32	EUR	158	183,679
Bonds	4.300	02/24/33	EUR	46	52,550
Bonds	4.300	02/24/34	EUR	95	108,697
Bonds	4.300	02/24/35	EUR	199	225,990
Bonds	4.300	02/24/36	EUR	131	147,308
Bonds	4.300	02/24/37	EUR	157	174,748
Bonds	4.300	02/24/38	EUR	268	294,699
Bonds	4.300	02/24/39	EUR	319	346,938
Bonds	4.300	02/24/40	EUR	378	425,807
Bonds	4.300	02/24/41	EUR	300	334,868
Bonds	4.300	02/24/42	EUR	923	1,036,715
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	60,166,019
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,674,762
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,198	12,789,138
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,752,253

					89,975,709

Hong Kong 0.1%

Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	22,000	3,234,009

Hungary 0.5%

Hungary Government Bond,
Bonds, Series 27/A	3.000	10/27/27	HUF	800,000	2,080,326
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		1,375	1,115,469
Sr. Unsec’d. Notes, Series 10Y	4.500	06/16/34	EUR	1,200	1,322,410
Sr. Unsec’d. Notes, Series 12Y	1.625	04/28/32	EUR	2,976	2,869,871

See Notes to Financial Statements.

38

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary (cont’d.)

Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	6.000%	05/16/29	EUR	3,600	$4,363,759

					11,751,835

India 0.3%

Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	50,000	6,965,356

Indonesia 2.0%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	11,276,765
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	8,768,661
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	9,427,555
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	3,200	3,591,153
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	16,216,862

					49,280,996

Israel 0.3%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	5,104,275
State of Israel,
Sr. Unsec’d. Notes, EMTN	6.250	11/21/27		1,500	1,559,531

					6,663,806

Italy 2.9%

Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	472	529,156
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, 144A	1.800	05/15/36	EUR	102	114,228
Sr. Unsec’d. Notes, Series 10Y	3.850	07/01/34	EUR	500	586,572
Sr. Unsec’d. Notes, Series 10Y	4.200	03/01/34	EUR	250	301,770
Sr. Unsec’d. Notes, Series 11Y	3.850	02/01/35	EUR	3,085	3,601,085
Sr. Unsec’d. Notes, Series 26Y, 144A	3.350	03/01/35	EUR	1,285	1,443,757
Sr. Unsec’d. Notes, Series VALR	4.100(cc)	10/10/28	EUR	1,000	1,200,594
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,070	6,407,126

See Notes to Financial Statements.

PGIM Global Total Return Fund 39

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Region of Lombardy,
Sr. Unsec’d. Notes	5.804%	10/25/32		2,700	$2,545,764
Region of Umbria,
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	2.599(c)	03/26/31	EUR	654	702,741
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	5,103,562
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	9,275,719
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,650,578
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	1,635	2,059,786
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	21,478,988
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,557,329
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		3,300	3,101,825
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		1,492	1,027,141
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		5,900	6,145,767
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.787(c)	05/11/26	EUR	3,000	3,396,250

					73,229,738

Japan 0.2%

Japan Government Twenty Year Bond,
Bonds, Series 159	0.600	12/20/36	JPY	350,000	2,204,785
Bonds, Series 189	1.900	06/20/44	JPY	377,000	2,515,319

					4,720,104

Malta 0.1%

Malta Government Bond,
Bonds, Series 16Y	1.200	05/13/37	EUR	1,000	871,944
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,453,835

					3,325,779

See Notes to Financial Statements.

40

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Mexico 0.9%

Mexican Udibonos,
Bonds, Series S	3.250%	11/12/43	MXN	10	$334,790
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	10,143,829
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,182,857
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,269,428
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	705,454
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	314,917
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,823,752
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	954,738

					22,729,765

New Zealand 0.2%

New Zealand Government Bond,
Unsec’d. Notes, Series 528	0.250	05/15/28	NZD	8,000	4,314,626

Norway 0.1%

Norway Government Bond,
Sr. Unsec’d. Notes, Series 479, 144A	1.750	02/17/27	NOK	22,000	2,045,204

Panama 0.6%

Panama Government International Bond,
Sr. Unsec’d. Notes	6.875	01/31/36		300	290,718
Sr. Unsec’d. Notes	8.125	04/28/34		14,336	15,002,767

					15,293,485

Peru 0.5%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	6,000	1,720,458
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,118,545
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	10,954,274

					13,793,277

Philippines 1.1%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,583,924

See Notes to Financial Statements.

PGIM Global Total Return Fund 41

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines (cont’d.)

Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.200%	04/28/33	EUR	1,350	$1,271,270
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	870,002
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	4,368,542
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,477,130
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	11,327,388

					28,898,256

Poland 0.2%

Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,000	252,539
Bonds, Series 0429	5.750	04/25/29	PLN	1,000	274,979
Bonds, Series 0432	1.750	04/25/32	PLN	1,000	215,845
Bonds, Series 0527	3.750	05/25/27	PLN	1,000	261,526
Bonds, Series 0726	2.500	07/25/26	PLN	1,000	258,981
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	254,107
Bonds, Series 0728	7.500	07/25/28	PLN	5,000	1,441,354
Bonds, Series 0729	4.750	07/25/29	PLN	1,000	265,500
Bonds, Series 1026	0.250	10/25/26	PLN	1,000	249,423
Bonds, Series 1029	2.750	10/25/29	PLN	1,000	245,407
Bonds, Series 1030	1.250	10/25/30	PLN	1,000	221,408
Bonds, Series 1033	6.000	10/25/33	PLN	1,000	280,233
Bonds, Series 1034	5.000	10/25/34	PLN	1,000	260,439
Unsec’d. Notes	1.750	08/25/31	PLN	415	103,336
Bonds, Series 1025	5.022(s)	10/25/25	PLN	1,000	258,965
Bonds, Series 0426	5.048(s)	04/25/26	PLN	1,000	252,989
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	777,871

					5,874,902

Portugal 0.1%

Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491	10/01/27	EUR	400	430,796
Sr. Unsec’d. Notes	1.006	06/15/29	EUR	300	316,046
Sr. Unsec’d. Notes	1.095	09/27/36	EUR	600	508,064
Sr. Unsec’d. Notes	2.163	04/06/32	EUR	500	525,867
Sr. Unsec’d. Notes	3.720	10/17/28	EUR	400	468,328

See Notes to Financial Statements.

42

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal (cont’d.)

Regiao Autonoma Madeira,
Sr. Unsec’d. Notes	1.141%	12/04/34	EUR	1,000	$893,567

					3,142,668

Romania 0.8%

Romania Government Bond,
Bonds, Series 04Y	3.500	11/25/25	RON	500	111,749
Bonds, Series 04Y	7.200	10/28/26	RON	500	113,898
Bonds, Series 04Y	7.200	05/31/27	RON	500	113,684
Bonds, Series 05Y	3.250	06/24/26	RON	500	109,487
Bonds, Series 05Y	4.250	04/28/36	RON	500	88,322
Bonds, Series 05Y	6.300	04/25/29	RON	500	109,304
Bonds, Series 06Y	8.750	10/30/28	RON	500	118,358
Bonds, Series 07Y	2.500	10/25/27	RON	500	101,987
Bonds, Series 07Y	4.850	04/22/26	RON	500	111,738
Bonds, Series 07Y	8.000	04/29/30	RON	500	116,214
Bonds, Series 08Y	4.150	01/26/28	RON	500	105,306
Bonds, Series 08Y	4.850	07/25/29	RON	500	103,452
Bonds, Series 08Y	7.350	04/28/31	RON	500	113,032
Bonds, Series 10Y	4.150	10/24/30	RON	500	97,381
Bonds, Series 10Y	5.000	02/12/29	RON	500	105,047
Bonds, Series 10Y	6.700	02/25/32	RON	500	109,280
Bonds, Series 10Y	7.200	10/30/33	RON	500	111,832
Bonds, Series 10Y	8.250	09/29/32	RON	500	118,453
Bonds, Series 11Y	7.100	07/31/34	RON	500	110,619
Bonds, Series 15Y	3.650	09/24/31	RON	500	92,233
Bonds, Series 15Y	4.750	10/11/34	RON	500	93,243
Bonds, Series 15Y	5.800	07/26/27	RON	500	110,540
Bonds, Series 15Y	7.900	02/24/38	RON	500	120,544
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,318,684
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,220,899
Sr. Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,205,823
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,843,713
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,111,326
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,721,920
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	908,047
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	908,410

See Notes to Financial Statements.

PGIM Global Total Return Fund 43

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)

Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.125%	03/11/39	EUR	2,966	$2,542,067
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	767,342

					21,033,934

Saudi Arabia 0.6%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	16,656	14,581,958

Serbia 1.2%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	6,087,415
Sr. Unsec’d. Notes	2.125	12/01/30		9,015	7,500,480
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	17,451,482

					31,039,377

Slovakia 0.1%

Slovakia Government Bond,
Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,782,087

Slovenia 0.1%

Slovenia Government Bond,
Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	98,112
Slovenia Government International Bond,
Bonds	5.000	09/19/33		3,200	3,253,440

					3,351,552

South Africa 0.1%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	2,200	2,497,878

Spain 2.5%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	713,168

See Notes to Financial Statements.

44

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Autonomous Community of Catalonia, (cont’d.)
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480%(c)	05/11/29	EUR	1,000	$1,241,275
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	4,054,041
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,841,742
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,568,311
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	2,030,583
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	7,225	7,274,979
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,232,595
Spain Government Bond Coupon Strips,
Sr. Unsec’d. Notes	0.320(s)	01/31/33	EUR	2,100	1,907,404
Bonds	0.449(s)	07/30/29	EUR	438	449,540
Sr. Unsec’d. Notes, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,684,233
Sr. Unsec’d. Notes	0.958(s)	01/31/35	EUR	168	138,286
Sr. Unsec’d. Notes	1.027(s)	01/31/36	EUR	168	131,898
Sr. Unsec’d. Notes	1.078(s)	01/31/37	EUR	168	126,433
Sr. Unsec’d. Notes, Series CAC	1.128(s)	07/30/36	EUR	862	674,049
Sr. Unsec’d. Notes, Series CAC	1.212(s)	07/30/37	EUR	862	646,710
Sr. Unsec’d. Notes	1.296(s)	07/30/41	EUR	436	265,636
Sr. Unsec’d. Notes, Series CAC	1.297(s)	07/30/38	EUR	862	622,257
Sr. Unsec’d. Notes, Series CAC	1.365(s)	07/30/42	EUR	300	177,707
Sr. Unsec’d. Notes, Series CAC	1.405(s)	07/30/43	EUR	300	165,489
Sr. Unsec’d. Notes, Series CAC	1.455(s)	07/30/44	EUR	300	161,563
Sr. Unsec’d. Notes, Series CAC	1.475(s)	07/30/45	EUR	300	155,677
Sr. Unsec’d. Notes, Series CAC	1.485(s)	07/30/46	EUR	300	150,119
Sr. Unsec’d. Notes, Series CAC	1.504(s)	07/30/47	EUR	300	144,806
Sr. Unsec’d. Notes, Series CAC	1.514(s)	07/30/48	EUR	300	139,770
Sr. Unsec’d. Notes, Series CAC	1.544(s)	07/30/49	EUR	300	134,711
Sr. Unsec’d. Notes, Series CAC	1.564(s)	07/30/50	EUR	300	125,658
Sr. Unsec’d. Notes, Series CAC	1.594(s)	07/30/51	EUR	300	119,602
Sr. Unsec’d. Notes, Series CAC	1.623(s)	07/30/52	EUR	300	113,763
Sr. Unsec’d. Notes, Series CAC	1.663(s)	07/30/53	EUR	300	106,748
Sr. Unsec’d. Notes, Series CAC	1.683(s)	07/30/54	EUR	300	97,960
Sr. Unsec’d. Notes, Series CAC	1.703(s)	07/30/55	EUR	300	98,317
Sr. Unsec’d. Notes, Series CAC	1.732(s)	07/30/56	EUR	300	89,228
Sr. Unsec’d. Notes, Series CAC	1.772(s)	07/30/57	EUR	300	85,015
Sr. Unsec’d. Notes, Series CAC	1.782(s)	07/30/58	EUR	300	83,750
Sr. Unsec’d. Notes, Series CAC	1.812(s)	07/30/59	EUR	300	79,834

See Notes to Financial Statements.

PGIM Global Total Return Fund 45

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Spain Government Bond Coupon Strips, (cont’d.)
Sr. Unsec’d. Notes, Series CAC	1.851%(s)	07/30/60	EUR	300	$77,654
Sr. Unsec’d. Notes, Series CAC	1.871(s)	07/30/61	EUR	300	72,338
Sr. Unsec’d. Notes, Series CAC	1.891(s)	07/30/62	EUR	300	69,558
Sr. Unsec’d. Notes, Series CAC	1.921(s)	07/30/63	EUR	300	66,598
Sr. Unsec’d. Notes, Series CAC	1.950(s)	07/30/64	EUR	300	63,597
Sr. Unsec’d. Notes, Series CAC	1.980(s)	07/30/65	EUR	300	60,161
Sr. Unsec’d. Notes, Series CAC	2.010(s)	07/30/66	EUR	300	54,760
Spain Government Bond Principal Strips,
Sr. Unsec’d. Notes	0.794(s)	07/30/41	EUR	1,700	1,030,703
Spain Government Inflation-Linked Bond,
Sr. Unsec’d. Notes, 144A	1.150	11/30/36	EUR	102	112,291
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	21,962,347

					63,402,864

Sweden 0.1%

Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	63,569
Sr. Unsec’d. Notes, EMTN	10.550(s)	03/30/32	MXN	43,890	1,186,253
Sweden Government Bond,
Bonds, Series 1053	3.500	03/30/39	SEK	10,000	1,156,391

					2,406,213

Tunisia 0.0%

Tunisian Republic,
Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	571,758

Turkey 0.1%
Turkiye Government Bond,
Bonds	2.480	05/02/29	TRY	4,142	101,257
Bonds, BIST Index + 0.000%	47.271(c)	09/06/28	TRY	43,092	1,075,768
Bonds, Series 04Y, BIST Index + 0.000%	47.377(c)	05/17/28	TRY	47,324	1,191,252

					2,368,277

See Notes to Financial Statements.

46

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Arab Emirates 0.3%

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	4.625%	01/17/31	EUR	2,000	$2,274,196
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	3,600	4,093,554

					6,367,750

United Kingdom 2.6%

HM Treasury UK Sovereign Sukuk PLC,
Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	639,210
Jersey International Bond,
Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	808,596
United Kingdom Gilt,
Bonds	0.875	01/31/46	GBP	100	62,114
Bonds	1.125	01/31/39	GBP	100	85,008
Bonds	1.250	10/22/41	GBP	100	78,704
Bonds	1.250	07/31/51	GBP	100	59,073
Bonds	1.500	07/22/47	GBP	100	69,909
Bonds	1.625	10/22/71	GBP	100	56,024
Bonds	1.750	01/22/49	GBP	100	71,982
Bonds	1.750	07/22/57	GBP	100	63,377
Bonds	2.500	07/22/65	GBP	100	75,403
Bonds	3.250	01/22/44	GBP	100	103,884
Bonds	3.500	07/22/68	GBP	100	97,320
Bonds	3.750	07/22/52	GBP	100	105,427
Bonds	4.000	01/22/60	GBP	100	108,427
Bonds	4.250	03/07/36	GBP	300	390,183
Bonds	4.250	09/07/39	GBP	180	226,083
Bonds	4.250	12/07/40	GBP	100	124,141
Bonds	4.250	12/07/46	GBP	4,475	5,265,766
Bonds	4.250	12/07/49	GBP	100	116,072
Bonds	4.250	12/07/55	GBP	100	114,027
Bonds(k)	4.500	06/07/28	GBP	40,700	55,356,625
Bonds	4.500	12/07/42	GBP	100	125,448
Bonds	4.750	12/07/38	GBP	100	133,601
United Kingdom Inflation-Linked Gilt Bond,
Bonds	0.125	03/22/44	GBP	163	152,383

					64,488,787

See Notes to Financial Statements.

PGIM Global Total Return Fund 47

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Uruguay 0.0%

Uruguay Government International Bond,
Sr. Unsec’d. Notes, Series 8	1.320%	12/09/36	JPY	100,000	$613,722

Vietnam 1.3%

Vietnam Government International Bond,
Sec’d. Notes, Series 30Y	5.500(cc)	03/12/28		34,792	33,092,526

TOTAL SOVEREIGN BONDS
(cost $952,746,486)					859,998,209

U.S. GOVERNMENT AGENCY OBLIGATION 0.8%
Federal National Mortgage Assoc.
(cost $23,807,224)	5.375	12/07/28	GBP	15,000	20,698,464

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds(k)	1.125	08/15/40		160	99,100
U.S. Treasury Bonds	1.250	05/15/50		1,000	486,563
U.S. Treasury Bonds	1.375	08/15/50		1,000	499,063
U.S. Treasury Bonds	1.625	11/15/50		1,000	533,125
U.S. Treasury Bonds	1.875	02/15/51		1,000	568,438
U.S. Treasury Bonds	1.875	11/15/51		1,000	563,281
U.S. Treasury Bonds	2.000	02/15/50		1,000	594,062
U.S. Treasury Bonds	2.000	08/15/51		1,000	583,750
U.S. Treasury Bonds(k)	2.250	05/15/41		545	399,042
U.S. Treasury Bonds	2.250	08/15/49		1,000	633,906
U.S. Treasury Bonds	2.250	02/15/52		1,000	618,437
U.S. Treasury Bonds	2.375	11/15/49		1,000	650,000
U.S. Treasury Bonds(h)(k)	2.375	05/15/51		45,110	28,947,933
U.S. Treasury Bonds	2.875	05/15/49		3,000	2,175,469
U.S. Treasury Bonds	2.875	05/15/52		1,000	712,656
U.S. Treasury Bonds	3.000	02/15/49		3,000	2,233,125
U.S. Treasury Bonds	3.000	08/15/52		1,000	731,562
U.S. Treasury Bonds(h)(k)	3.375	11/15/48		41,310	33,002,817
U.S. Treasury Bonds	3.625	02/15/53		1,000	827,812
U.S. Treasury Bonds	3.625	05/15/53		1,000	828,125
U.S. Treasury Bonds	4.000	11/15/52		1,000	887,344
U.S. Treasury Bonds(k)	4.125	08/15/44		21,410	19,844,394
U.S. Treasury Bonds	4.125	08/15/53		1,000	906,719
U.S. Treasury Bonds	4.250	02/15/54		1,000	926,406
U.S. Treasury Bonds	4.625	11/15/44		2,390	2,367,594

See Notes to Financial Statements.

48

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	4.625%	05/15/54	1,000	$986,875
U.S. Treasury Bonds	4.750	11/15/53	3,260	3,279,356
U.S. Treasury Notes	1.875	02/15/32	1,415	1,242,547
U.S. Treasury Notes	2.875	05/15/32	2,035	1,901,771
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	85	66,905
U.S. Treasury Strips Coupon	1.888(s)	08/15/29	345	293,618
U.S. Treasury Strips Coupon(h)	2.089(s)	11/15/35	800	504,244
U.S. Treasury Strips Coupon(h)	2.251(s)	08/15/40	800	383,832

TOTAL U.S. TREASURY OBLIGATIONS
(cost $114,489,522)				109,279,871

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.3%

United States

PGIM AAA CLO ETF
(cost $7,319,579)(wa)			143,700	7,356,003

COMMON STOCKS 0.2%

Jamaica 0.0%

Digicel International Finance Ltd.*			59,495	416,465

Spain 0.0%

Codere Group Topco SA (Class A1 Stock)*^			5,833	128,854
Codere Group Topco SA (Class A2 Stock)*^			8,212	181,408

				310,262

United States 0.2%

Diamond Sports Group LLC*			44,198	632,031
Expand Energy Corp.			23,063	2,396,246
Ferrellgas Partners LP (Class B Stock)*(x)			2,731	445,734

				3,474,011

TOTAL COMMON STOCKS
(cost $607,056)				4,200,738

See Notes to Financial Statements.

PGIM Global Total Return Fund 49

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

PREFERRED STOCKS 0.0%

Jamaica 0.0%

Digicel International Finance Ltd.*^
	3,857	$44,505

United States 0.0%

Citigroup Capital XIII
10.911%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	4,000	119,200
Ferrellgas Escrow LLC
8.956%, Maturing 03/30/31^(x)	633	633,000

		752,200

TOTAL PREFERRED STOCKS
(cost $752,880)		796,705

	Units

WARRANTS* 0.0%

Spain 0.0%

Codere Group Topco SA (Spain), expiring 09/30/34^	21	190

United States 0.0%

Diamond Sports Group LLC, expiring 06/30/26	82,206	22,262

TOTAL WARRANTS
(cost $815)		22,452

TOTAL LONG-TERM INVESTMENTS
(cost $2,661,785,260)		2,489,970,648

	Shares

SHORT-TERM INVESTMENTS 0.6%

AFFILIATED MUTUAL FUNDS 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)	3,190,289	3,190,289

See Notes to Financial Statements.

50

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $11,565,534; includes $11,520,579 of cash collateral for securities on loan)(b)(wa)	11,573,973	$11,565,872

TOTAL AFFILIATED MUTUAL FUNDS
(cost $14,755,823)		14,756,161

OPTIONS PURCHASED*~ 0.0%
(cost $165,116)		349,059

TOTAL SHORT-TERM INVESTMENTS
(cost $14,920,939)		15,105,220

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.0%
(cost $2,676,706,199)		2,505,075,868

OPTIONS WRITTEN*~ (0.0)%
(premiums received $461,614)		(787,596)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.0%
(cost $2,676,244,585)		2,504,288,272
Other assets in excess of liabilities(z) 1.0%		24,973,826

NET ASSETS 100.0%		$2,529,262,098

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,111,508 and 1.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,115,363; cash collateral of $11,520,579 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

See Notes to Financial Statements.

PGIM Global Total Return Fund 51

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18	$909,111	$785,000	0.1%
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	885,052	735,000	0.0
Ferrellgas Escrow LLC, 8.956%^03/30/31	06/26/24	639,330	633,000	0.0
Ferrellgas Partners LP (Class B Stock)*	10/20/14	749,975	445,734	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^, 7.230%(c), 05/31/25(d)	05/18/21	19,079,706	16,980,939	0.7

Total		$22,263,174	$19,579,673	0.8%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.410%	21,640	$72,303

5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	13,220	127,942

10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	6,525	116,890

See Notes to Financial Statements.

52

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.476%	1.02%(A)	JPY 6,662,700	$24,396

3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.476%	1.52%(A)	JPY 6,662,700	1,151

10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	15,750	6,214

10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	15,750	163

Total Options Purchased (cost $165,116)								$349,059

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$96.25	228	570	$(337,725)
3 Month SOFR	Call	12/12/25	$99.75	50	125	(625)
3 Month SOFR	Call	12/12/25	$100.00	30	75	(188)
3 Month SOFR	Put	12/12/25	$96.25	228	570	(88,350)

Total Exchange Traded (premiums received $359,940)						$(426,888)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Israel GAP^	Put	MSI	04/24/26	$85.00	—	5,000	$(155)

(premiums received $11,208)

See Notes to Financial Statements.

PGIM Global Total Return Fund 53

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.410%	3.05%(A)	21,640	$(99,960)

5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	26,440	(130,634)

10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	13,050	(117,355)

3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.476%	JPY 13,325,400	(10,491)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	31,500	(2,113)

Total OTC Swaptions (premiums received $90,466)								$(360,553)

Total Options Written (premiums received $461,614)								$(787,596)

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,330	5 Year U.S. Treasury Notes	Jun. 2025	$254,425,072	$5,250,141
179	10 Year Euro-Bund	Jun. 2025	26,722,368	387,195
669	10 Year U.S. Treasury Notes	Jun. 2025	75,074,344	1,796,569
888	20 Year U.S. Treasury Bonds	Jun. 2025	103,563,000	(345,375)
26	30 Year Euro Buxl	Jun. 2025	3,655,254	(151,419)
50	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	6,051,563	128,707
1,973	Japanese Yen Currency	Jun. 2025	173,660,994	6,404,133
100	Swedish Krona Currency	Jun. 2025	39,892,775	(73,105)

				13,396,846

Short Positions:
100	30 Day Federal Funds	Jun. 2025	39,899,025	70,685
349	3 Month CME SOFR	Sep. 2025	83,685,838	353,497
349	3 Month CME SOFR	Dec. 2025	84,078,463	69,168
628	2 Year U.S. Treasury Notes	Jun. 2025	130,717,219	(782,580)

See Notes to Financial Statements.

54

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Futures contracts outstanding at April 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
457	5 Year Euro-Bobl	Jun. 2025	$61,933,940	$(372,783)
20	10 Year U.S. Micro Ultra Treasury Notes	May 2025	229,469	(6,160)
379	10 Year U.S. Ultra Treasury Notes	Jun. 2025	43,484,330	(463,412)
1,470	British Pound Currency	Jun. 2025	122,579,625	(5,816,705)
484	Euro Currency	Jun. 2025	68,849,000	(4,966,629)
89	Euro Schatz Index	Jun. 2025	10,845,600	(3,264)

				(11,918,183)

				$1,478,663

Forward foreign currency exchange contracts outstanding at April 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/25	MSI	AUD	32,683	$20,790,284	$20,955,502	$165,218	$—
British Pound,
Expiring 07/22/25	HSBC	GBP	13,314	17,628,518	17,749,061	120,543	—
Canadian Dollar,
Expiring 07/22/25	TD	CAD	5,980	4,332,110	4,355,857	23,747	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	1,149,859	1,235,332	1,213,936	—	(21,396)
China Yuan,
Expiring 06/18/25	JPM	CNY	353,761	49,487,468	49,116,441	—	(371,027)
Chinese Renminbi,
Expiring 06/18/25	HSBC	CNH	86,485	12,016,534	11,943,237	—	(73,297)
Expiring 06/18/25	HSBC	CNH	56,335	7,731,031	7,779,628	48,597	—
Danish Krone,
Expiring 07/22/25	HSBC	DKK	9,828	1,501,788	1,500,476	—	(1,312)
Euro,
Expiring 07/22/25	CITI	EUR	547	624,110	622,568	—	(1,542)
Expiring 07/22/25	GSI	EUR	2,231	2,556,162	2,541,102	—	(15,060)
Expiring 07/22/25	HSBC	EUR	2,841	3,234,134	3,234,742	608	—
Expiring 07/22/25	JPM	EUR	11,790	13,452,750	13,426,328	—	(26,422)
Indonesian Rupiah,
Expiring 06/18/25	BOA	IDR	145,033,000	8,832,166	8,745,858	—	(86,308)
Israeli Shekel,
Expiring 06/18/25	BARC	ILS	10,107	2,779,527	2,781,077	1,550	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 55

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit,
Expiring 06/18/25	MSI	MYR	46,486	$10,575,861	$10,794,978	$219,117	$—
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	3,336	879,937	880,931	994	—
Singapore Dollar,
Expiring 06/18/25	HSBC	SGD	7,532	5,674,208	5,783,295	109,087	—
South Korean Won,
Expiring 06/18/25	BNP	KRW	42,439,486	29,508,956	29,886,330	377,374	—
Swiss Franc,
Expiring 07/22/25	MSI	CHF	8,701	10,792,228	10,650,120	—	(142,108)
Thai Baht,
Expiring 06/18/25	MSI	THB	251,005	7,458,620	7,541,604	82,984	—

				$211,091,724	$211,503,071	1,149,819	(738,472)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Chinese Renminbi,
Expiring 06/18/25	DB	CNH	33,149	$4,550,653	$4,577,805	$—	$(27,152)
Expiring 06/18/25	HSBC	CNH	28,296	3,910,379	3,907,516	2,863	—
Colombian Peso,
Expiring 06/18/25	CITI	COP	11,877,279	2,856,694	2,790,877	65,817	—
Czech Koruna,
Expiring 07/22/25	CITI	CZK	8,210	373,796	373,514	282	—
Euro,
Expiring 07/22/25	BNY	EUR	6,073	6,932,906	6,915,405	17,501	—
Expiring 07/22/25	HSBC	EUR	100,939	111,066,697	114,946,121	—	(3,879,424)
Expiring 07/22/25	MSI	EUR	1,142	1,302,371	1,300,696	1,675	—
Expiring 07/22/25	SSB	EUR	100,289	114,843,213	114,205,892	637,321	—
Expiring 07/22/25	TD	EUR	100,289	114,615,505	114,205,891	409,614	—
Expiring 07/22/25	TD	EUR	3,859	4,408,217	4,394,764	13,453	—
Japanese Yen,
Expiring 07/22/25	SCB	JPY	1,961,431	13,879,850	13,847,587	32,263	—
Mexican Peso,
Expiring 06/18/25	CITI	MXN	64,362	3,123,362	3,260,032	—	(136,670)
Expiring 06/18/25	DB	MXN	41,700	2,018,979	2,112,162	—	(93,183)
South Korean Won,
Expiring 06/18/25	DB	KRW	3,646,109	2,525,356	2,567,628	—	(42,272)

See Notes to Financial Statements.

56

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/22/25	HSBC	SEK	86,566	$8,915,279	$9,001,542	$—	$(86,263)
Thai Baht,
Expiring 06/18/25	DB	THB	67,626	1,996,319	2,031,876	—	(35,557)

				$397,319,576	$400,439,308	1,180,789	(4,300,521)

						$2,330,608	$(5,038,993)

Credit default swap agreements outstanding at April 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/30	1.000%(Q)	2,000	$456,774	$54	$456,720	MSI
Dominican Republic (D01)	06/20/30	1.000%(Q)	2,000	113,449	54	113,395	MSI
Emirate of Abu Dhabi (D01)	06/20/30	1.000%(Q)	2,000	(59,167)	54	(59,221)	MSI
Federal Republic of Nigeria (D01)	06/20/30	1.000%(Q)	2,000	461,334	54	461,280	MSI
Federation of Malaysia (D01)	06/20/30	1.000%(Q)	3,000	(54,853)	82	(54,935)	MSI
Federative Republic of Brazil (D01)	06/20/30	1.000%(Q)	9,000	318,689	245	318,444	MSI
Kingdom of Bahrain (D01)	06/20/30	1.000%(Q)	2,000	122,189	54	122,135	MSI
Kingdom of Morocco (D01)	06/20/30	1.000%(Q)	2,000	23,631	54	23,577	MSI
Kingdom of Saudi Arabia (D01)	06/20/30	1.000%(Q)	5,000	(43,370)	136	(43,506)	MSI
People’s Republic of China (D01)	06/20/30	1.000%(Q)	9,000	(170,585)	245	(170,830)	MSI
Republic of Argentina (D01)	06/20/30	1.000%(Q)	2,000	578,210	54	578,156	MSI
Republic of Chile (D01)	06/20/30	1.000%(Q)	6,000	(91,423)	163	(91,586)	MSI

See Notes to Financial Statements.

PGIM Global Total Return Fund 57

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Colombia (D01)	06/20/30	1.000%(Q)	7,000	$504,811	$190	$504,621	MSI
Republic of Indonesia (D01)	06/20/30	1.000%(Q)	8,000	(18,379)	217	(18,596)	MSI
Republic of Ivory Coast (D01)	06/20/30	1.000%(Q)	2,000	320,019	54	319,965	MSI
Republic of Panama (D01)	06/20/30	1.000%(Q)	2,000	110,246	54	110,192	MSI
Republic of Peru (D01)	06/20/30	1.000%(Q)	3,000	(851)	82	(933)	MSI
Republic of Philippines (D01)	06/20/30	1.000%(Q)	3,000	(33,795)	82	(33,877)	MSI
Republic of South Africa (D01)	06/20/30	1.000%(Q)	9,000	566,696	245	566,451	MSI
Republic of Turkey (D01)	06/20/30	1.000%(Q)	9,000	996,725	245	996,480	MSI
Sultanate of Oman (D01)	06/20/30	1.000%(Q)	2,000	25,541	54	25,487	MSI
United Mexican States (D01)	06/20/30	1.000%(Q)	9,000	154,552	245	154,307	MSI
Arab Republic of Egypt (D02)	06/20/30	1.000%(Q)	2,000	456,774	54	456,720	GSI
Dominican Republic (D02)	06/20/30	1.000%(Q)	2,000	113,449	54	113,395	GSI
Emirate of Abu Dhabi (D02)	06/20/30	1.000%(Q)	2,000	(59,167)	54	(59,221)	GSI
Federal Republic of Nigeria (D02)	06/20/30	1.000%(Q)	2,000	461,334	54	461,280	GSI
Federation of Malaysia (D02)	06/20/30	1.000%(Q)	3,000	(54,853)	82	(54,935)	GSI
Federative Republic of Brazil (D02)	06/20/30	1.000%(Q)	9,000	318,689	245	318,444	GSI
Kingdom of Bahrain (D02)	06/20/30	1.000%(Q)	2,000	122,189	54	122,135	GSI
Kingdom of Morocco (D02)	06/20/30	1.000%(Q)	2,000	23,631	54	23,577	GSI
Kingdom of Saudi Arabia (D02)	06/20/30	1.000%(Q)	5,000	(43,370)	136	(43,506)	GSI
People’s Republic of China (D02)	06/20/30	1.000%(Q)	9,000	(170,585)	245	(170,830)	GSI

See Notes to Financial Statements.

58

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D02)	06/20/30	1.000%(Q)	2,000	$578,210	$54	$578,156	GSI
Republic of Chile (D02)	06/20/30	1.000%(Q)	6,000	(91,423)	163	(91,586)	GSI
Republic of Colombia (D02)	06/20/30	1.000%(Q)	7,000	504,811	190	504,621	GSI
Republic of Indonesia (D02)	06/20/30	1.000%(Q)	8,000	(18,379)	217	(18,596)	GSI
Republic of Ivory Coast (D02)	06/20/30	1.000%(Q)	2,000	320,019	54	319,965	GSI
Republic of Panama (D02)	06/20/30	1.000%(Q)	2,000	110,246	54	110,192	GSI
Republic of Peru (D02)	06/20/30	1.000%(Q)	3,000	(851)	82	(933)	GSI
Republic of Philippines (D02)	06/20/30	1.000%(Q)	3,000	(33,795)	82	(33,877)	GSI
Republic of South Africa (D02)	06/20/30	1.000%(Q)	9,000	566,696	245	566,451	GSI
Republic of Turkey (D02)	06/20/30	1.000%(Q)	9,000	996,725	245	996,480	GSI
Sultanate of Oman (D02)	06/20/30	1.000%(Q)	2,000	25,541	54	25,487	GSI
United Mexican States (D02)	06/20/30	1.000%(Q)	9,000	154,552	245	154,307	GSI

				$8,560,886	$5,434	$8,555,452

See Notes to Financial Statements.

PGIM Global Total Return Fund 59

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.43.V1 (D01)	06/20/30	1.000%(Q)	100,000	1.992%	$(4,312,895)	$(22,291)	$(4,290,604)	MSI
CDX.EM.43.V1 (D02)	06/20/30	1.000%(Q)	100,000	1.992%	(4,312,895)	(100,580)	(4,212,315)	GSI

					$(8,625,790)	$(122,871)	$(8,502,919)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,999	*	$9,718	$(8,383)	$18,101	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$1,073,420	$910,828	$162,592	GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(123,611)	(56,692)	(66,919)	JPM
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	44,678	2,168	42,510	BARC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	176,771	171,450	5,321	GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	800,946	700,511	100,435	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	1,902,221	2,098,600	(196,379)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	219,910	169,390	50,520	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	131,946	168,853	(36,907)	JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	778,102	851,903	(73,801)	JPM

See Notes to Financial Statements.

60

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	6,695	$(134,171)	$(49,451)	$(84,720)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)	4,305	(29,899)	61,119	(91,018)	BNP
Petroleos Mexicanos	06/20/25	1.000%(Q)	6,000	18,766	14,513	4,253	BARC
Petroleos Mexicanos	12/20/25	2.795%(Q)	2,000	11,474	—	11,474	CITI
Petroleos Mexicanos	09/20/27	1.000%(Q)	4,500	384,317	291,736	92,581	MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)	1,000	153,218	140,306	12,912	BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)	4,050	701,259	690,353	10,906	BARC
Petroleos Mexicanos	12/20/30	1.000%(Q)	1,000	209,636	204,332	5,304	BARC
Republic of Estonia	12/20/25	1.000%(Q)	10,000	(65,205)	(30,351)	(34,854)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR 4,935	(142,730)	(97,305)	(45,425)	BARC
Republic of Serbia	12/20/25	1.000%(Q)	5,000	(28,185)	6,012	(34,197)	BNP
Republic of South Africa	06/20/26	1.000%(Q)	1,000	(1,598)	9,030	(10,628)	GSI
Republic of South Africa	12/20/28	1.000%(Q)	3,000	89,051	65,555	23,496	GSI
Swiss Confederation	12/20/27	0.250%(Q)	5,000	(26,240)	—	(26,240)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR 1,230	246	(98)	344	BARC

				$6,144,322	$6,322,762	$(178,440)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Australian Government Bond	12/20/27	1.000%(Q)	5,000	0.076%	$123,423	$89,263	$34,160	DB
Bank of America Corp.	12/20/25	1.000%(Q)	3,340	0.296%	18,870	15,333	3,537	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	665	*	(1,019)	—	(1,019)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)	535	*	2,265	—	2,265	GSI

See Notes to Financial Statements.

PGIM Global Total Return Fund 61

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citigroup, Inc.	12/20/25	1.000%(Q)		3,340	0.315%	$18,463	$15,545	$2,918	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)		4,540	2.375%	(225,918)	(203,591)	(22,327)	CITI
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	1.469%	(89,601)	(133)	(89,468)	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	16.197%	(1,733,637)	(1,773,633)	39,996	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	0.311%	27,211	(5,971)	33,182	DB
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.431%	150,430	10,257	140,173	CITI
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.100%	422,740	328,635	94,105	CITI
Kingdom of Norway	12/20/25	—%(Q)		30,000	0.044%	(8,333)	(9,475)	1,142	BARC
Kingdom of Norway	12/20/25	—%(Q)		15,000	0.044%	(4,167)	(4,745)	578	BARC
Kingdom of Spain	06/20/25	1.000%(Q)		9,940	0.071%	24,538	(2,621)	27,159	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.071%	18,515	(2,448)	20,963	JPM
Kingdom of Spain	06/20/25	1.000%(Q)		1,645	0.071%	4,061	591	3,470	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		7,100	1.452%	(125,471)	(105,977)	(19,494)	JPM
Morgan Stanley	12/20/25	1.000%(Q)		3,340	0.298%	18,833	15,333	3,500	GSI
Pacific Life	08/20/35	2.500%(Q)		800	2.281%	16,341	(3)	16,344	GSI
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.524%	260,943	137,792	123,151	JPM
Petroleos Mexicanos^	12/20/25	3.795%(Q)		2,000	*	55,153	—	55,153	CITI
Republic of Colombia	12/20/26	1.000%(Q)		1,000	1.367%	(4,668)	(19,120)	14,452	CITI
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.409%	21,447	14,646	6,801	BARC
Republic of Estonia	12/20/25	1.000%(Q)	EUR	10,000	0.137%	76,179	22,522	53,657	DB

See Notes to Financial Statements.

62

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/26	1.000%(Q)	3,150	0.268%	$40,634	$9,777	$30,857	JPM
Republic of Finland	06/20/27	0.250%(Q)	2,000	0.092%	7,142	3,608	3,534	BOA
Republic of France	06/20/34	0.250%(Q)	6,850	0.667%	(216,583)	(137,984)	(78,599)	CITI
Republic of France	12/20/34	0.250%(Q)	20,315	0.690%	(706,541)	(469,280)	(237,261)	BOA
Republic of France	12/20/34	0.250%(Q)	9,995	0.690%	(347,619)	(329,634)	(17,985)	BOA
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.103%	31,115	1,069	30,046	GSI
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.114%	54,759	18,210	36,549	MSI
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.132%	45,854	(37,335)	83,189	BOA
Republic of Italy	06/20/30	1.000%(Q)	1,200	0.573%	25,419	(17,740)	43,159	BARC
Republic of Italy	12/20/33	1.000%(Q)	50,000	0.973%	154,827	(1,172,445)	1,327,272	BARC
Republic of Italy	12/20/34	1.000%(Q)	1,380	1.060%	(4,915)	(8,267)	3,352	CITI
Republic of Italy	12/20/34	1.000%(Q)	1,380	1.060%	(4,915)	(8,267)	3,352	CITI
Republic of Kazakhstan	06/20/29	1.000%(Q)	10,000	0.926%	39,886	36,513	3,373	BARC
Republic of Panama	12/20/26	1.000%(Q)	4,200	1.265%	(12,784)	3,963	(16,747)	CITI
Republic of Serbia	12/20/25	1.000%(Q)	EUR 5,000	0.298%	32,189	(54,689)	86,878	DB
Republic of Serbia	12/20/25	5.000%(Q)	4,500	0.298%	161,012	112,882	48,130	CITI
Republic of Serbia	12/20/25	1.000%(Q)	1,000	0.298%	5,637	(186)	5,823	BNP
Republic of South Africa	06/20/31	1.000%(Q)	3,000	2.741%	(266,145)	(234,073)	(32,072)	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	2,240	1.444%	(8,459)	(12,550)	4,091	GSI
State of Illinois	06/20/28	1.000%(Q)	1,000	0.630%	11,976	(39,010)	50,986	CITI
State of Qatar	12/20/26	1.000%(Q)	4,000	0.158%	58,702	36,196	22,506	CITI

See Notes to Financial Statements.

PGIM Global Total Return Fund 63

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
United Kingdomof Great Britain and Northern Ireland	12/20/27	1.000%(Q)	1,000	0.113%	$23,727	$11,754	$11,973	DB
United Kingdomof Great Britain and Northern Ireland	12/20/28	1.000%(Q)	5,000	0.151%	152,237	105,697	46,540	BARC
United Mexican States	12/20/26	1.000%(Q)	4,000	0.698%	23,979	1,549	22,430	GSI

					$(1,632,268)	$(3,658,042)	$2,025,774

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	92,705	4.123%	$3,534,661	$3,895,560	$360,899
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	55,445	0.682%	677,597	882,145	204,548

					$4,212,258	$4,777,705	$565,447

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.16.AAA	04/17/65	0.500%(M)	10,950	*	$(179,614)	$(95,665)	$(83,949)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	25,000	*	(574,758)	(319,428)	(255,330)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	16,065	*	(369,339)	(205,264)	(164,075)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	5,000	*	(114,744)	(85,707)	(29,037)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	3,500	*	(80,320)	(86,981)	6,661	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	15,560	*	(85,208)	15,226	(100,434)	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	(54,761)	(57,736)	2,975	CITI

See Notes to Financial Statements.

64

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	$(53,788)	$11,924	$(65,712)	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	9,000	*	(49,285)	(10,837)	(38,448)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	1,000	*	(5,379)	1,089	(6,468)	CITI

					$(1,567,196)	$(833,379)	$(733,817)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Global Total Return Fund 65

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2025:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
CNH 10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/4.410%	SCB	01/10/27	$(166,739)	$—	$(166,739)

Interest rate swap agreements outstanding at April 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/3.888%	$(603,474)	$(507,143)	$96,331
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/3.888%	92,136	(445,432)	(537,568)
AUD	25,370	04/28/35	4.456%(S)	6 Month BBSW(2)(S)/3.888%	—	583,181	583,181
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/3.888%	—	(1,161,483)	(1,161,483)
CAD	1,845	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/2.770%	(21,039)	(85,388)	(64,349)
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/2.770%	(64,034)	154,261	218,295
CAD	2,765	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/2.770%	138,780	114,135	(24,645)
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/2.770%	(1,955)	(13,731)	(11,776)

See Notes to Financial Statements.

66

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/0.198%	$(35,789)	$132,255	$168,044
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/0.198%	(517)	(13,942)	(13,425)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/0.198%	—	(27,116)	(27,116)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/0.198%	(3,028)	22,711	25,739
CHF	11,630	03/20/34	1.258%(A)	1 Day SARON(1)(A)/0.198%	(911,674)	(1,189,972)	(278,298)
CHF	12,200	12/13/34	0.371%(A)	1 Day SARON(2)(A)/0.198%	—	3,193	3,193
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/5.000%	—	(45,271)	(45,271)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/5.000%	—	(108,571)	(108,571)
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	18	(2,292)	(2,310)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	(1)	4,307	4,308
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	(1)	24,090	24,091
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	(5)	54,256	54,261

See Notes to Financial Statements.

PGIM Global Total Return Fund 67

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	$(1)	$25,375	$25,376
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	(13)	91,410	91,423
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	82	207,140	207,058
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	—	254,282	254,282
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	(100)	212,952	213,052
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	(24)	68,960	68,984
CNH	260,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/1.950%	—	(60,878)	(60,878)
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	—	90,490	90,490
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	(288)	610,185	610,473
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	—	15,076	15,076

See Notes to Financial Statements.

68

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	$661,215	$2,230,354	$1,569,139
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	—	345,875	345,875
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	—	975,852	975,852
CNH	95,000	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	147,588	252,358	104,770
CNH	60,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	—	29,148	29,148
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/2.147%	(4)	(13,580)	(13,576)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/2.147%	5	(15,166)	(15,171)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/2.147%	2	(3,318)	(3,320)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/2.147%	—	(37,541)	(37,541)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/2.147%	—	(6,616)	(6,616)
DKK	9,925	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/2.147%	46,211	104,472	58,261
EUR	65,650	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/2.156%	—	(1,009,465)	(1,009,465)

See Notes to Financial Statements.

PGIM Global Total Return Fund 69

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	18,515	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/2.156%	$—	$(197,130)	$(197,130)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/2.156%	(8,145)	(4,058,060)	(4,049,915)
EUR	17,280	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/2.156%	(428,030)	(604,744)	(176,714)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/2.129%	111	(512,136)	(512,247)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/2.129%	1,064	(378,296)	(379,360)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/2.129%	(58,627)	(369,619)	(310,992)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/2.129%	(38,572)	(801,484)	(762,912)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/2.129%	—	(213,762)	(213,762)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/2.129%	—	1,105,148	1,105,148
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/2.129%	(243,722)	(1,633,526)	(1,389,804)
EUR	26,060	02/15/34	2.192%(A)	1 Day Euro STR(1)(A)/2.156%	—	56,319	56,319
EUR	28,840	02/15/34	2.231%(A)	1 Day Euro STR(1)(A)/2.156%	—	(43,288)	(43,288)
EUR	19,745	02/15/34	2.258%(A)	1 Day Euro STR(1)(A)/2.156%	—	(79,801)	(79,801)

See Notes to Financial Statements.

70

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/2.156%	$—	$(137,020)	$(137,020)
EUR	12,390	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/2.156%	329,731	410,966	81,235
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/2.129%	—	(812,524)	(812,524)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/2.156%	(2,567)	(75,380)	(72,813)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/2.129%	—	2,427,704	2,427,704
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/2.156%	—	(2,454,594)	(2,454,594)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/2.129%	—	5,719,839	5,719,839
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/2.156%	—	(5,788,915)	(5,788,915)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/2.129%	—	(2,730,063)	(2,730,063)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/2.129%	—	2,284,760	2,284,760
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/2.156%	—	(2,299,526)	(2,299,526)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/2.129%	(107,760)	(308,624)	(200,864)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/2.129%	12,548	(836,584)	(849,132)

See Notes to Financial Statements.

PGIM Global Total Return Fund 71

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/2.156%	$(7,048)	$924,609	$931,657
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/2.129%	—	(5,634,205)	(5,634,205)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/2.129%	(98,644)	(644,601)	(545,957)
EUR	44,440	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/2.129%	(31,553)	1,623,231	1,654,784
GBP	5,330	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/4.459%	430,155	280,185	(149,970)
GBP	38,240	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.459%	2,893,276	4,442,178	1,548,902
GBP	40,655	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/4.459%	8,130,379	5,807,221	(2,323,158)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/4.459%	819	269,483	268,664
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/4.459%	5,919,338	6,692,415	773,077
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/4.459%	2,099,979	1,676,495	(423,484)
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/4.459%	(742,580)	(1,614,048)	(871,468)
GBP	14,450	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/4.459%	4,631,444	4,226,420	(405,024)
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/4.459%	(577,882)	(854,971)	(277,089)

See Notes to Financial Statements.

72

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/4.459%	$20,606	$(2,165,986)	$(2,186,592)
GBP	9,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/4.459%	1,502,095	(6,007,445)	(7,509,540)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/4.459%	619,178	(2,295,388)	(2,914,566)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/4.459%	(31)	(3,065,919)	(3,065,888)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/4.459%	(218,594)	(1,264,643)	(1,046,049)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/4.459%	(2,063,330)	(2,703,665)	(640,335)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/6.500%	—	(248,017)	(248,017)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/4.488%	(256)	(904,453)	(904,197)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/0.476%	7	(363,951)	(363,958)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/0.476%	18	(303,374)	(303,392)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/0.476%	1,951	(193,529)	(195,480)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/0.476%	29	(237,371)	(237,400)
JPY	6,295,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/0.476%	—	97,169	97,169

See Notes to Financial Statements.

PGIM Global Total Return Fund 73

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/0.476%	$1,970,701	$1,305,000	$(665,701)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/0.476%	—	(364,796)	(364,796)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/0.476%	46	(357,360)	(357,406)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/0.476%	(2,710)	18,396	21,106
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/0.476%	(1,187)	(488,226)	(487,039)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/0.476%	(629)	7,035	7,664
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/0.476%	(1,796)	8,819	10,615
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/0.476%	(1,546)	7,881	9,427
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/0.476%	(2,869)	16,788	19,657
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/0.476%	(7,352)	54,375	61,727
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/0.476%	(154)	(86,495)	(86,341)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/0.476%	(670)	(44,399)	(43,729)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/0.476%	(376)	(46,820)	(46,444)

See Notes to Financial Statements.

74

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/0.476%	$(175)	$(52,393)	$(52,218)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/0.476%	1,073,710	1,096,823	23,113
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/0.476%	37	(261,415)	(261,452)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/0.476%	(1,008)	(73,675)	(72,667)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/0.476%	(416)	(37,891)	(37,475)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/0.476%	(539)	(29,852)	(29,313)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/0.476%	(765)	(46,636)	(45,871)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/0.476%	(820)	(95,720)	(94,900)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/0.476%	(1,012)	(40,508)	(39,496)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/0.476%	(807)	(31,779)	(30,972)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/0.476%	(19)	(531,124)	(531,105)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/0.476%	(2)	(358,534)	(358,532)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/0.476%	—	(31,782)	(31,782)

See Notes to Financial Statements.

PGIM Global Total Return Fund 75

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/0.476%	$(429)	$(16,936)	$(16,507)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/0.476%	—	128,516	128,516
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/0.476%	(227,382)	(252,187)	(24,805)
JPY	1,509,190	06/27/34	0.995%(A)	1 Day TONAR(1)(A)/0.476%	130	(74,896)	(75,026)
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/0.476%	(20,598)	(378,827)	(358,229)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/0.476%	(7,096)	(423,995)	(416,899)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/0.476%	(5,306)	(359,992)	(354,686)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/0.476%	318,796	257,995	(60,801)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/0.476%	(11,428)	(250,370)	(238,942)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/0.476%	(1,145)	(1,559,252)	(1,558,107)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/0.476%	(501)	(674,295)	(673,794)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/0.476%	(785)	(144,193)	(143,408)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/0.476%	(5,936)	(3,442,955)	(3,437,019)

See Notes to Financial Statements.

76

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/0.476%	$(4,414)	$(1,213,739)	$(1,209,325)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/0.476%	(661)	(163,787)	(163,126)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/0.476%	(329)	(28,998)	(28,669)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/0.476%	(1,371)	(665,795)	(664,424)
JPY	940,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/0.476%	60,876	18,790	(42,086)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/0.476%	(152)	(1,218,313)	(1,218,161)
JPY	975,000	07/08/50	1.700%(A)	1 Day TONAR(1)(A)/0.476%	150,529	57,381	(93,148)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/0.476%	(3,434)	(1,119,437)	(1,116,003)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/0.476%	(11,825)	(2,263,140)	(2,251,315)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/0.476%	(14,067)	(2,500,019)	(2,485,952)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/0.476%	(12,158)	(3,324,347)	(3,312,189)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/0.476%	—	811,487	811,487
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/0.476%	1,781,890	2,311,536	529,646

See Notes to Financial Statements.

PGIM Global Total Return Fund 77

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	2,145,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/0.476%	$100,483	$(244,794)	$(345,277)
JPY	155,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/0.476%	(59,457)	(22,095)	37,362
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/2.710%	(2)	(133,416)	(133,414)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/2.710%	—	375,081	375,081
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/2.710%	313,380	(100,217)	(413,597)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/2.710%	7	(357,814)	(357,821)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/2.710%	—	(196,459)	(196,459)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/2.710%	—	(118,217)	(118,217)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/2.710%	(14,309)	45,314	59,623
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/2.710%	—	188,256	188,256
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/2.710%	7,558	1,425,308	1,417,750
KRW	8,043,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/2.710%	242,762	422,676	179,914
KRW	11,100,000	11/08/39	3.000%(Q)	3 Month KWCDC(2)(Q)/2.710%	—	611,082	611,082

See Notes to Financial Statements.

78

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	8,800,000	11/08/44	2.840%(Q)	3 Month KWCDC(1)(Q)/2.710%	$—	$(556,809)	$(556,809)
MXN	170,735	12/10/25	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/9.341%	2,263	56,325	54,062
MXN	170,735	06/14/34	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/9.341%	—	556,243	556,243
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/4.640%	—	(234,557)	(234,557)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/4.640%	—	(382,023)	(382,023)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/3.430%	—	(14,917)	(14,917)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/5.100%	—	(331,810)	(331,810)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/2.317%	(346,154)	(436,360)	(90,206)
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/2.167%	74,854	(686,307)	(761,161)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/1.741%	—	(97,049)	(97,049)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/1.741%	(666)	42,847	43,513
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/1.741%	—	(48,373)	(48,373)

See Notes to Financial Statements.

PGIM Global Total Return Fund 79

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/1.741%	$—	$(120,864)	$(120,864)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/1.741%	—	(42,026)	(42,026)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/1.741%	—	781,582	781,582
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/1.741%	—	612,729	612,729
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/1.741%	—	318,675	318,675
THB	204,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/1.741%	—	228,669	228,669
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.679%	—	60,471	60,471
	513,080	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/4.330%	—	(14,933)	(14,933)
	132,430	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/4.410%	6,373,303	6,010,229	(363,074)
	282,225	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/4.410%	(5,395)	(534,188)	(528,793)
	118,435	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/4.410%	41,278	99,943	58,665
	71,770	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/4.410%	—	761,805	761,805
	139,215	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.410%	1,604,106	1,191,405	(412,701)

See Notes to Financial Statements.

80

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.410%	$—	$(822,099)	$(822,099)
32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/4.410%	—	(595,862)	(595,862)
27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/4.410%	—	(914,943)	(914,943)
30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/4.410%	—	(875,295)	(875,295)
30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/4.410%	—	(713,461)	(713,461)
21,040	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/4.410%	—	(438,626)	(438,626)
13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/4.410%	—	(343,759)	(343,759)
16,570	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/4.410%	—	339,501	339,501
15,980	04/28/35	4.035%(A)	1 Day SOFR(1)(A)/4.410%	—	(515,699)	(515,699)
38,155	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/4.410%	—	(424,043)	(424,043)
21,865	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/4.410%	(935,367)	145,477	1,080,844
29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/4.410%	(11,560,208)	(12,699,334)	(1,139,126)
8,440	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/4.410%	—	(106,610)	(106,610)

See Notes to Financial Statements.

PGIM Global Total Return Fund 81

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
7,443	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/4.410%	$—	$(102,565)	$(102,565)
7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/4.410%	—	(272,202)	(272,202)
15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/4.410%	(86,683)	(93,939)	(7,256)
27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.410%	11,885,095	12,697,806	812,711
140,995	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.410%	565,538	2,334,294	1,768,756
14,416	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/4.410%	—	463,440	463,440
7,515	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/4.410%	—	150,882	150,882
21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/4.410%	(409,640)	(1,158,963)	(749,323)
31,865	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/4.410%	1,398,154	118,020	(1,280,134)
16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/4.410%	169,941	590,947	421,006
24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/4.410%	111,923	641,341	529,418

				$35,885,087	$(23,367,423)	$(59,252,510)

See Notes to Financial Statements.

82

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	10,457	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/0.053%	$(14,397)	$—	$ (14,397)	GSI
BRL	10,457	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/0.053%	29,667	—	29,667	GSI
BRL	106,841	01/02/31	14.190%(T)	1 Day BROIS(1)(T)/0.053%	(562,627)	—	(562,627)	GSI
BRL	106,841	01/02/31	14.340%(T)	1 Day BROIS(2)(T)/0.053%	719,582	—	719,582	GSI
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	21,683	3	21,680	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/1.950%	(4,176)	—	(4,176)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	4,194	—	4,194	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/1.950%	(331,285)	—	(331,285)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	332,395	—	332,395	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	269,016	—	269,016	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	131,262	—	131,262	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	53,726	—	53,726	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	337,366	—	337,366	SCB

See Notes to Financial Statements.

PGIM Global Total Return Fund 83

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/0.072%	$12,944	$—	$ 12,944	HSBC
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/2.710%	(11,891)	(7)	(11,884)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/2.710%	(10,031)	—	(10,031)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/2.710%	(23,695)	—	(23,695)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/2.710%	(8,077)	—	(8,077)	JPM
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/2.710%	510,016	—	510,016	GSI
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/2.710%	(505,401)	—	(505,401)	GSI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(44,364)	(104)	(44,260)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(124,281)	(233)	(124,048)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.650%	7,481	(6)	7,487	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(5,458)	17	(5,475)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(45,734)	9	(45,743)	MSI
MYR	17,745	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/3.650%	61,620	4	61,616	JPM

See Notes to Financial Statements.

84

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/5.374%	$120,501	$—	$120,501	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/2.780%	(199,441)	—	(199,441)	JPM
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/7.542%	(316,892)	—	(316,892)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/7.542%	(611,339)	—	(611,339)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/7.542%	373,935	—	373,935	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/7.542%	709,889	—	709,889	CITI

					$876,188	$(317)	$876,505

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +23bps(T)/4.560%	DB	05/07/25	21,000	$248,516	$—	$248,516
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/4.480%	JPM	05/13/25	45,637	(333,391)	—	(333,391)
U.S. Treasury Bond(T)	1 Day USOIS -60bps(T)/3.730%	JPM	05/21/25	109,615	1,133,223	—	1,133,223

See Notes to Financial Statements.

PGIM Global Total Return Fund 85

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Total return swap agreements outstanding at April 30, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Notes(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/12/25	57,900	$709,527	$—	$709,527
U.S. Treasury Notes(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/12/25	93,700	(137,040)	—	(137,040)

					$1,620,835	$—	$1,620,835

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$7,581,500	$(5,876,296)	$18,380,093	$(14,865,341)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$39,818,488

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

86

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$5,631,890	$—
Cayman Islands	—	28,836,079	—
Ireland	—	150,608,337	—
Spain	—	281,344	1,802,202
United Kingdom	—	13,469,784	—
United States	—	40,150,224	—
Commercial Mortgage-Backed Securities
Canada	—	6,016,445	—
Cayman Islands	—	2,569,802	—
United Kingdom	—	13,672,072	—
United States	—	77,532,386	—
Corporate Bonds
Brazil	—	19,736,821	—
Bulgaria	—	12,956,972	—
Canada	—	16,637,146	—
Chile	—	4,642,668	—
China	—	15,221,749	—
Denmark	—	4,589,427	—
France	—	60,388,059	—
Germany	—	29,198,466	—
Hong Kong	—	13,010,447	—
Hungary	—	5,978,108	—
Iceland	—	6,263,118	—
India	—	20,723,957	—
Indonesia	—	13,769,860	—
Israel	—	17,284,684	—
Italy	—	15,064,257	—
Jamaica	—	5,220,705	—**
Japan	—	1,378,163	—
Luxembourg	—	24,432,088	—
Malta	—	3,190,581	—
Mexico	—	51,324,477	—
Netherlands	—	11,188,482	—
Paraguay	—	1,848,199	—
Peru	—	1,688,697	—
Philippines	—	8,726,738	—
Poland	—	7,165,308	—
Qatar	—	9,118,575	—
Russia	—	9,037,365	—
Saudi Arabia	—	414,874	—
Singapore	—	1,220,208	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 87

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Slovenia	$—	$13,276,989	$—
South Africa	—	16,084,313	—
South Korea	—	22,076,013	—
Spain	—	6,313,204	—
Supranational Bank	—	12,953,357	2,150,797
Switzerland	—	32,562,088	—
United Arab Emirates	—	21,103,282	—
United Kingdom	—	51,034,951	—
United States	—	486,727,179	22,948,793
Floating Rate and Other Loans
Netherlands	—	—	2,786,321
United Kingdom	—	1,779,750	1,185,000
United States	—	260,584	—
Municipal Bonds
Louisiana	—	5,027,658	—
Wisconsin	—	2,890,358	—
Residential Mortgage-Backed Securities
United States	—	46,566,297	7,900,508
Sovereign Bonds
Andorra	—	1,179,937	—
Argentina	—	2,727,837	—
Austria	—	1,803,773	—
Brazil	—	12,932,525	—
Bulgaria	—	8,947,312	—
Canada	—	11,840,287	—
Chile	—	2,959,046	—
China	—	64,074,151	—
Colombia	—	66,673,693	—
Cyprus	—	10,816,895	—
Czech Republic	—	4,483,246	—
Denmark	—	3,825,088	—
Ecuador	—	10,147,679	283,968
Egypt	—	5,357,053	—
Finland	—	1,337,305	—
France	—	56,625,429	—
Gabon	—	1,000,000	—
Germany	—	144,787	—
Greece	—	89,975,709	—
Hong Kong	—	3,234,009	—
Hungary	—	11,751,835	—
India	—	6,965,356	—
Indonesia	—	49,280,996	—

See Notes to Financial Statements.

88

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Israel	$—	$6,663,806	$—
Italy	—	73,229,738	—
Japan	—	4,720,104	—
Malta	—	3,325,779	—
Mexico	—	22,729,765	—
New Zealand	—	4,314,626	—
Norway	—	2,045,204	—
Panama	—	15,293,485	—
Peru	—	13,793,277	—
Philippines	—	28,898,256	—
Poland	—	5,874,902	—
Portugal	—	3,142,668	—
Romania	—	21,033,934	—
Saudi Arabia	—	14,581,958	—
Serbia	—	31,039,377	—
Slovakia	—	1,782,087	—
Slovenia	—	3,351,552	—
South Africa	—	2,497,878	—
Spain	—	63,402,864	—
Sweden	—	2,406,213	—
Tunisia	—	571,758	—
Turkey	—	2,368,277	—
United Arab Emirates	—	6,367,750	—
United Kingdom	—	64,488,787	—
Uruguay	—	613,722	—
Vietnam	—	33,092,526	—
U.S. Government Agency Obligation	—	20,698,464	—
U.S. Treasury Obligations	—	109,279,871	—
Affiliated Exchange-Traded Fund	7,356,003	—	—
Common Stocks
Jamaica	—	416,465	—
Spain	—	—	310,262
United States	2,396,246	1,077,765	—
Preferred Stocks
Jamaica	—	—	44,505
United States	119,200	—	633,000
Warrants
Spain	—	—	190
United States	—	22,262	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 89

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$14,756,161	$—	$—
Options Purchased	—	349,059	—

Total	$24,627,610	$2,440,402,712	$40,045,546

Liabilities
Options Written	$(426,888)	$(360,553)	$(155)

Other Financial Instruments*
Assets
Futures Contracts	$14,460,095	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,330,608	—
OTC Packaged Credit Default Swap Agreements	—	9,505,732	—
Centrally Cleared Credit Default Swap Agreements	—	565,447	—
OTC Credit Default Swap Agreements	—	8,767,050	67,136
Centrally Cleared Interest Rate Swap Agreements	—	36,320,958	—
OTC Interest Rate Swap Agreements	—	3,695,277	—
OTC Total Return Swap Agreements	—	2,091,266	—

Total	$14,460,095	$63,276,338	$67,136

Liabilities
Futures Contracts	$(12,981,432)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(5,038,993)	—
OTC Packaged Credit Default Swap Agreements	—	(9,570,636)	—
OTC Credit Default Swap Agreements	—	(5,878,591)	(1,019)
OTC Currency Swap Agreement	—	(166,739)	—
Centrally Cleared Interest Rate Swap Agreements	—	(95,573,468)	—
OTC Interest Rate Swap Agreements	—	(2,819,089)	—
OTC Total Return Swap Agreements	—	(470,431)	—

Total	$(12,981,432)	$(119,517,947)	$(1,019)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

90

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities -Spain	Corporate Bonds-Jamaica	Corporate Bonds-Spain	Corporate Bonds-Supranational Bank	Corporate Bonds-United States
Balance as of 10/31/24	$2,095,015	$32,240	$496,306	$2,102,968	$22,759,611
Realized gain (loss)	(29,103)	31,850	4,095	—	—
Change in unrealized appreciation (depreciation)	127,947	(27,830)	(8,754)	43,360	294,602
Purchase/Exchange/Issuances	—	—	—	—	—
Sales/Paydowns	(391,657)	(36,260)	(492,438)	—	—
Accrued discount/premium	—	—	791	4,469	(105,420)
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	—	—	—	—	—

Balance as of 04/30/25	$1,802,202	$—	$—	$2,150,797	$22,948,793

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$127,947	$(30,305)	$—	$43,360	$294,602

	Floating Rate and Other Loans -Netherlands	Floating Rate and Other Loans -United Kingdom	Residential Mortgage -Backed Securities	Sovereign Bonds -Ecuador	U.S. Government Agency Obligations
Balance as of 10/31/24	$—	$—	$2,116,164	$—	$249,875
Realized gain (loss)	—	—	(1,765)	(14,328)	—
Change in unrealized appreciation (depreciation)	193,087	12,000	(89)	(40,800)	125
Purchase/Exchange/Issuances	2,591,297	1,173,000	11,686,428	339,096	—
Sales/Paydowns	—	—	(5,898,567)	—	(250,000)
Accrued discount/premium	1,937	—	(1,663)	—	—
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	—	—	—	—	—

Balance as of 04/30/25	$2,786,321	$1,185,000	$7,900,508	$283,968	—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$193,087	$12,000	$(89)	$(40,800)	$—

	Common Stocks -Jamaica	Common Stocks -Spain	Common Stocks -United States	Preferred Stocks -Jamaica	Preferred Stocks -United States
Balance as of 10/31/24	$149,333	$703,013	$485,466	$68,559	$633,000
Realized gain (loss)	—	(6,052)	—	3,038	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 91

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Common Stocks -Jamaica	Common Stocks -Spain	Common Stocks -United States	Preferred Stocks -Jamaica	Preferred Stocks -United States
Change in unrealized appreciation (depreciation)	$—	$(110,700)	$—	$246	$—
Purchase/Exchange/Issuances	—	—	—	—	—
Sales/Paydowns	—	(275,999)	—	(27,338)	—
Accrued discount/premium	—	—	—	—	—
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	(149,333)	—	(485,466)	—	—

Balance as of 04/30/25	$—	$310,262	$—	$44,505	$633,000

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(110,700)	$—	$246	$—

	Warrants -Spain	Options Written	OTC Credit Default Swap Agreements
Beginning Balance10/31/24	$228	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(38)	(155)	66,117
Purchase/Exchange/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfer into Level 3*	—	—	—
Transfer out of Level 3*	—	—	—

Ending Balance04/30/25	190	(155)	66,117

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(38)	$(155)	$66,117

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

92

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Asset-Backed Securities - Spain	$1	Market	Recovery Value	Recovery Rate	0.00%
Asset-Backed Securities - Spain	1,802,201	Market	Yield and Spread	Adjusted Spread	400 bps
Corporate Bonds - Jamaica	—	Market	Enterprise Value	Recovery Rate	0.00%
Floating Rate and Other Loans - Netherlands	2,786,321	Market	Comparable Bond	Yield Curve Spread Discount	150 bps
Preferred Stocks - Jamaica	44,505	Market	Enterprise Value	Recovery Rate	11.54%
Preferred Stocks - United States	633,000	Market	Transaction Based	Unadjusted Price	NA

	$5,266,028

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2025, the aggregate value of these securities and/or derivatives was $34,845,480. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2025 were as follows:

Sovereign Bonds	34.0%
Banks	12.9
Collateralized Loan Obligations	7.5
Electric	4.9
U.S. Treasury Obligations	4.3
Commercial Mortgage-Backed Securities	3.9
Oil & Gas	3.5
Real Estate Investment Trusts (REITs)	2.8
Residential Mortgage-Backed Securities	2.3
Diversified Financial Services	1.8
Insurance	1.5
Telecommunications	1.5
Commercial Services	1.2
Pipelines	1.2
Real Estate	1.2
Transportation	1.0
Healthcare-Products	0.9

U.S. Government Agency Obligation	0.8%
Home Builders	0.7
Electronics	0.7
Pharmaceuticals	0.7
Media	0.6
Multi-National	0.6
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	0.6
Home Equity Loans	0.6
Foods	0.6
Internet	0.5
Auto Manufacturers	0.5
Automobiles	0.5
Agriculture	0.5
Healthcare-Services	0.4
Computers	0.4

See Notes to Financial Statements.

PGIM Global Total Return Fund 93

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Credit Cards	0.4%
Municipal Bonds	0.3
Affiliated Exchange-Traded Fund	0.3
Aerospace & Defense	0.3
Software	0.3
Consumer Loans	0.2
Entertainment	0.2
Auto Parts & Equipment	0.2
Engineering & Construction	0.2
Other	0.2
Semiconductors	0.2
Building Materials	0.2
Metal Fabricate/Hardware	0.1
Leisure Time	0.1
Mining	0.1
Oil, Gas & Consumable Fuels	0.1
Holding Companies-Diversified	0.1
Airlines	0.1
Chemicals	0.1
Miscellaneous Manufacturing	0.1
Interactive Media & Services	0.1

Student Loans	0.0	*%
Iron/Steel	0.0	*
Retail	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Housewares	0.0	*
Cosmetics/Personal Care	0.0	*
Wireless Telecommunication Services	0.0	*
Gas Utilities	0.0	*
Investment Companies	0.0	*
Options Purchased	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Forest Products & Paper	0.0	*

	99.0
Options Written	(0.0	)*
Other assets in excess of liabilities	1.0

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$565,447*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	7,581,467	Premiums received for OTC swap agreements	5,875,946

See Notes to Financial Statements.

94

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$12,593,551	Unrealized depreciation on OTC swap agreements	$11,409,400
Foreign exchange contracts	Due from/to broker-variation margin futures	6,404,133*	Due from/to broker-variation margin futures	10,856,439*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,330,608	Unrealized depreciation on OTC forward foreign currency exchange contracts	5,038,993
Interest rate contracts	Due from/to broker-variation margin futures	8,055,962*	Due from/to broker-variation margin futures	2,124,993*
Interest rate contracts	Due from/to broker-variation margin swaps	36,320,958*	Due from/to broker-variation margin swaps	95,573,468*
Interest rate contracts	Premiums paid for OTC swap agreements	33	Premiums received for OTC swap agreements	350
Interest rate contracts	Unaffiliated investments	349,059	Options written outstanding, at value	787,596
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,786,542	Unrealized depreciation on OTC swap agreements	3,455,941

		$79,987,760		$135,123,126

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$(87,000)	$357,618	$—	$—	$(700,181)
Foreign exchange contracts	—	—	(83,735)	(18,398,530)	—
Interest rate contracts	277,684	45,954	(4,786,567)	—	(27,406,841)

Total	$190,684	$403,572	$(4,870,302)	$(18,398,530)	$(28,107,022)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Global Total Return Fund 95

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$11,738	$(114,023)	$—	$—	$2,308,996
Foreign exchange contracts	—	—	285,041	(1,262,943)	—
Interest rate contracts	61,219	(189,733)	4,937,108	—	33,985,853

Total	$72,957	$(303,756)	$5,222,149	$(1,262,943)	$36,294,849

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$148,128
Options Written (2)	629,442,550
Futures Contracts - Long Positions (2)	713,406,087
Futures Contracts - Short Positions (2)	747,139,156
Forward Foreign Currency Exchange Contracts - Purchased (3)	254,969,605
Forward Foreign Currency Exchange Contracts - Sold (3)	382,409,601
Interest Rate Swap Agreements (2)	3,933,147,950
Credit Default Swap Agreements - Buy Protection (2)	451,307,663
Credit Default Swap Agreements - Sell Protection (2)	665,096,254
Currency Swap Agreements (2)	1,563,966
Total Return Swap Agreements (2)	340,480,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

See Notes to Financial Statements.

96

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$11,115,363	$(11,115,363)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$2,719,233	$(1,438,678)	$1,280,555	$(1,271,129)	$9,426
BNP	450,328	(125,401)	324,927	(72,623)	252,304
BNY	17,501	—	17,501	—	17,501
BOA	117,490	(1,270,025)	(1,152,535)	1,152,535	—
CITI	2,252,266	(3,217,118)	(964,852)	964,852	—
DB	708,795	(376,179)	332,616	(264,504)	68,112
GSI	7,540,675	(6,082,593)	1,458,082	(590,000)	868,082
HSBC	3,455,088	(6,134,589)	(2,679,501)	2,679,501	—
JPM	3,345,516	(1,694,149)	1,651,367	(1,651,367)	—
MSI	6,526,878	(5,635,867)	891,011	(723,064)	167,947
SCB	423,355	(166,739)	256,616	(256,616)	—
SSB	637,321	—	637,321	(140,188)	497,133
TD	446,814	—	446,814	—	446,814

	$28,641,260	$(26,141,338)	$2,499,922	$(172,603)	$2,327,319

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund 97

PGIM Global Total Return Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $11,115,363:
Unaffiliated investments (cost $2,654,630,797)	$2,482,963,704
Affiliated investments (cost $22,075,402)	22,112,164
Foreign currency, at value (cost $810,645)	812,857
Dividends and interest receivable	29,578,743
Receivable for investments sold	25,265,605
Unrealized appreciation on OTC swap agreements	18,380,093
Premiums paid for OTC swap agreements	7,581,500
Receivable for Fund shares sold	5,137,125
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,330,608
Due from broker—variation margin swaps	745,326
Tax reclaim receivable	38,423
Prepaid expenses	8,660

Total Assets	2,594,954,808

Liabilities

Unrealized depreciation on OTC swap agreements	14,865,341
Payable for Fund shares purchased	12,679,140
Payable to broker for collateral for securities on loan	11,520,579
Payable for investments purchased	10,830,930
Premiums received for OTC swap agreements	5,876,296
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,038,993
Payable to custodian	1,695,861
Management fee payable	982,159
Accrued expenses and other liabilities	864,431
Options written outstanding, at value (premiums received $461,614)	787,596
Dividends payable	371,953
Due to broker—variation margin futures	118,957
Distribution fee payable	41,187
Affiliated transfer agent fee payable	19,287

Total Liabilities	65,692,710

Net Assets	$2,529,262,098

Net assets were comprised of:
Common stock, at par	$4,755,612
Paid-in capital in excess of par	3,711,685,719
Total distributable earnings (loss)	(1,187,179,233)

Net assets, April 30, 2025	$2,529,262,098

See Notes to Financial Statements.

98

PGIM Global Total Return Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($157,615,134 ÷ 29,900,478 shares of common stock issued and outstanding)	$5.27
Maximum sales charge (3.25% of offering price)	0.18

Maximum offering price to public	$5.45

Class C

Net asset value, offering price and redemption price per share, ($10,545,540 ÷ 2,004,545 shares of common stock issued and outstanding)	$5.26

Class Z

Net asset value, offering price and redemption price per share, ($878,380,146 ÷ 165,724,236 shares of common stock issued and outstanding)	$5.30

Class R2

Net asset value, offering price and redemption price per share, ($2,536,258 ÷ 475,111 shares of common stock issued and outstanding)	$5.34

Class R4

Net asset value, offering price and redemption price per share, ($12,102,084 ÷ 2,265,634 shares of common stock issued and outstanding)	$5.34

Class R6

Net asset value, offering price and redemption price per share, ($1,468,082,936 ÷ 275,191,146 shares of common stock issued and outstanding)	$5.33

See Notes to Financial Statements.

PGIM Global Total Return Fund 99

PGIM Global Total Return Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Interest income	$51,512,218
Affiliated dividend income	655,878
Unaffiliated dividend income	47,838
Income from securities lending, net (including affiliated income of $16,134)	16,137

Total income	52,232,071

Expenses
Management fee	6,423,965
Distribution fee(a)	252,519
Shareholder servicing fees(a)	7,502
Transfer agent’s fees and expenses (including affiliated expense of $68,205)(a)	857,693
Shareholders’ reports	135,570
Custodian and accounting fees	104,934
Registration fees(a)	60,821
Audit fee	37,310
Professional fees	26,222
Directors’ fees	21,193
Miscellaneous	49,701

Total expenses	7,977,430
Less: Fee waiver and/or expense reimbursement(a)	(273,568)

Net expenses	7,703,862

Net investment income (loss)	44,528,209

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,650))	(15,114,993)
Affiliated net capital gain distributions received	3,710
Futures transactions	(4,870,302)
Forward currency contract transactions	(18,398,530)
Options written transactions	403,572
Swap agreement transactions	(28,107,022)
Foreign currency transactions	(14,142,995)

(80,226,560)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(12,595))	97,097,154
Futures	5,222,149
Forward currency contracts	(1,262,943)
Options written	(303,756)
Swap agreements	36,294,849
Foreign currencies	3,457,076

140,504,529

Net gain (loss) on investment and foreign currency transactions	60,277,969

Net Increase (Decrease) In Net Assets Resulting From Operations	$104,806,178

See Notes to Financial Statements.

100

PGIM Global Total Return Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	193,133	55,831	—	3,555	—	—
Shareholder servicing fees	—	—	—	1,422	6,080	—
Transfer agent’s fees and expenses	133,002	8,356	649,002	4,531	11,156	51,646
Registration fees	10,208	7,468	16,041	3,234	3,592	20,278
Fee waiver and/or expense reimbursement	(62,284)	(9,991)	(190,112)	(4,852)	(2,311)	(4,018)

See Notes to Financial Statements.

PGIM Global Total Return Fund 101

PGIM Global Total Return Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$44,528,209	$104,916,805
Net realized gain (loss) on investment and foreign currency transactions	(80,230,270)	(108,710,539)
Affiliated net capital gain distributions received	3,710	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	140,504,529	342,363,319

Net increase (decrease) in net assets resulting from operations	104,806,178	338,569,585

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,338,657)	(5,625,571)
Class C	(274,960)	(376,500)
Class Z	(27,074,498)	(37,060,982)
Class R2	(81,117)	(131,469)
Class R4	(343,003)	(440,800)
Class R6	(44,507,468)	(57,548,559)

	(76,619,703)	(101,183,881)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	337,827,696	764,647,292
Net asset value of shares issued in reinvestment of dividends and distributions	73,202,236	96,786,362
Cost of shares purchased	(652,805,311)	(1,020,525,267)

Net increase (decrease) in net assets from Fund share transactions	(241,775,379)	(159,091,613)

Total increase (decrease)	(213,588,904)	78,294,091

Net Assets:

Beginning of period	2,742,851,002	2,664,556,911

End of period	$2,529,262,098	$2,742,851,002

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.20		$4.77	$4.67		$6.67	$6.96	$7.07
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.17	(b)	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		0.42	0.13	(c)	(1.91)	(0.17)	0.16
Total from investment operations	0.21		0.60	0.30		(1.78)	(0.06)	0.29
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		(0.17)	(0.07)		(0.03)	(0.23)	(0.23)
Tax return of capital distributions	-		-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-		-	-		-	-	(0.17)
Total dividends and distributions	(0.14)		(0.17)	(0.20)		(0.22)	(0.23)	(0.40)
Net asset value, end of period	$5.27		$5.20	$4.77		$4.67	$6.67	$6.96
Total Return(d):	4.21%		12.76%	6.22%		(27.22)%	(0.97)%	4.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$157,615		$163,150	$161,661		$185,414	$337,257	$326,416
Average net assets (000)	$155,787		$165,472	$180,957		$257,676	$344,592	$285,380
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88	%(f)	0.88%	0.89	%(g)	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.96	%(f)	0.95%	0.98%		0.93%	0.91%	0.96%
Net investment income (loss)	3.15	%(f)	3.54%	3.40%		2.29%	1.58%	1.94%
Portfolio turnover rate(h)	10%		35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

See Notes to Financial Statements.

PGIM Global Total Return Fund 103

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

104

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.19		$4.76	$4.66		$6.66	$6.95	$7.06
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.14	0.13		0.09	0.06	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		0.43	0.13		(1.90)	(0.17)	0.16
Total from investment operations	0.19		0.57	0.26		(1.81)	(0.11)	0.24
Less Dividends and Distributions:
Dividends from net investment income*	(0.12)		(0.14)	(0.03)		-	(0.18)	(0.18)
Tax return of capital distributions	-		-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-		-	-		-	-	(0.17)
Total dividends and distributions	(0.12)		(0.14)	(0.16)		(0.19)	(0.18)	(0.35)
Net asset value, end of period	$5.26		$5.19	$4.76		$4.66	$6.66	$6.95
Total Return(b):	3.83%		11.95%	5.43%		(27.82)%	(1.72)%	3.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,546		$12,383	$15,099		$19,422	$42,012	$46,157
Average net assets (000)	$11,259		$14,158	$17,962		$29,474	$45,988	$42,925
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63	%(d)	1.63%	1.64	%(e)	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.81	%(d)	1.79%	1.73%		1.69%	1.66%	1.68%
Net investment income (loss)	2.41	%(d)	2.79%	2.65%		1.51%	0.83%	1.20%
Portfolio turnover rate(f)	10%		35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 105

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.23		$4.79	$4.69		$6.71	$7.00	$7.11
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.18	(b)	0.15	0.13	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		0.43	0.13	(c)	(1.94)	(0.17)	0.16
Total from investment operations	0.22		0.63	0.31		(1.79)	(0.04)	0.31
Less Dividends and Distributions:
Dividends from net investment income*	(0.15)		(0.19)	(0.08)		(0.04)	(0.25)	(0.25)
Tax return of capital distributions	-		-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-		-	-		-	-	(0.17)
Total dividends and distributions	(0.15)		(0.19)	(0.21)		(0.23)	(0.25)	(0.42)
Net asset value, end of period	$5.30		$5.23	$4.79		$4.69	$6.71	$7.00
Total Return(d):	4.32%		13.22%	6.47%		(27.16)%	(0.70)%	4.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$878,380		$996,287	$993,606		$1,303,382	$2,907,890	$2,264,938
Average net assets (000)	$916,387		$1,016,673	$1,131,695		$2,068,163	$2,809,784	$1,726,788
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.63	%(f)	0.63%	0.64	%(g)	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.67	%(f)	0.65%	0.67%		0.65%	0.65%	0.68%
Net investment income (loss)	3.41	%(f)	3.78%	3.65%		2.51%	1.82%	2.18%
Portfolio turnover rate(h)	10%		35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

106

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 107

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.27		$4.83	$4.72		$6.76	$7.05	$7.16
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.16	(b)	0.12	0.10	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		0.44	0.14	(c)	(1.95)	(0.17)	0.17
Total from investment operations	0.21		0.61	0.30		(1.83)	(0.07)	0.28
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		(0.17)	(0.06)		(0.02)	(0.22)	(0.22)
Tax return of capital distributions	-		-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-		-	-		-	-	(0.17)
Total dividends and distributions	(0.14)		(0.17)	(0.19)		(0.21)	(0.22)	(0.39)
Net asset value, end of period	$5.34		$5.27	$4.83		$4.72	$6.76	$7.05
Total Return(d):	4.07%		12.64%	6.20%		(27.57)%	(1.12)%	4.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,536		$3,510	$4,393		$4,350	$9,324	$18,443
Average net assets (000)	$2,868		$4,091	$4,659		$6,242	$14,831	$9,990
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08	%(f)	1.08%	1.09	%(g)	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.42	%(f)	1.31%	1.26%		1.29%	1.13%	1.25%
Net investment income (loss)	2.96	%(f)	3.35%	3.20%		2.08%	1.38%	1.62%
Portfolio turnover rate(h)	10%		35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

See Notes to Financial Statements.

108

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 109

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.27		$4.83	$4.73		$6.76	$7.05	$7.16
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.19	0.17	(b)	0.14	0.11	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		0.43	0.13	(c)	(1.95)	(0.17)	0.17
Total from investment operations	0.21		0.62	0.30		(1.81)	(0.06)	0.30
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		(0.18)	(0.07)		(0.03)	(0.23)	(0.24)
Tax return of capital distributions	-		-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-		-	-		-	-	(0.17)
Total dividends and distributions	(0.14)		(0.18)	(0.20)		(0.22)	(0.23)	(0.41)
Net asset value, end of period	$5.34		$5.27	$4.83		$4.73	$6.76	$7.05
Total Return(d):	4.20%		12.92%	6.24%		(27.24)%	(0.87)%	4.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,102		$13,178	$11,582		$12,251	$14,654	$8,932
Average net assets (000)	$12,260		$12,822	$12,256		$14,017	$12,787	$5,178
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.83	%(f)	0.83%	0.84	%(g)	0.83%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.87	%(f)	0.85%	0.86%		0.86%	0.87%	1.13%
Net investment income (loss)	3.21	%(f)	3.57%	3.45%		2.40%	1.63%	1.91%
Portfolio turnover rate(h)	10%		35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.

See Notes to Financial Statements.

110

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 111

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.26		$4.82	$4.72		$6.75	$7.04	$7.16
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.20	0.19	(b)	0.15	0.14	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		0.43	0.13	(c)	(1.94)	(0.17)	0.15
Total from investment operations	0.22		0.63	0.32		(1.79)	(0.03)	0.31
Less Dividends and Distributions:
Dividends from net investment income*	(0.15)		(0.19)	(0.09)		(0.05)	(0.26)	(0.26)
Tax return of capital distributions	-		-	(0.13)		(0.19)	-	-
Distributions from net realized gains	-		-	-		-	-	(0.17)
Total dividends and distributions	(0.15)		(0.19)	(0.22)		(0.24)	(0.26)	(0.43)
Net asset value, end of period	$5.33		$5.26	$4.82		$4.72	$6.75	$7.04
Total Return(d):	4.36%		13.28%	6.56%		(27.06)%	(0.58)%	4.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,468,083		$1,554,343	$1,478,216		$1,810,132	$2,766,815	$1,787,693
Average net assets (000)	$1,510,595		$1,537,044	$1,651,821		$2,351,483	$2,396,559	$1,513,154
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.53	%(f)	0.53%	0.54	%(g)	0.53%	0.52%	0.55%
Expenses before waivers and/or expense reimbursement	0.53	%(f)	0.53%	0.54%		0.53%	0.52%	0.55%
Net investment income (loss)	3.50	%(f)	3.88%	3.74%		2.66%	1.93%	2.27%
Portfolio turnover rate(h)	10%		35%	6%		13%	23%	20%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

112

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 113

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

LONG-TERM INVESTMENTS 98.9%

ASSET-BACKED SECURITIES 7.2%

Cayman Islands 0.9%

Broad River BSL Funding CLO Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701%(c)	07/20/34		250		$247,902
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.571(c)	04/30/31		58		57,768
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.511(c)	04/17/31		58		57,617
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.528(c)	04/15/31		53		53,316
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.513(c)	04/25/31		58		58,531

						475,134

Ireland 2.8%

Ares European CLO DAC,
Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500		541,650
Carlyle Euro CLO DAC,
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.269(c)	10/15/35	EUR	300		337,598
Carlyle Global Market Strategies Euro CLO Ltd.,
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.306(c)	11/15/31	EUR	308		347,863
Palmer Square European CLO DAC,
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.803(c)	10/15/39	EUR	250		280,837

						1,507,948

Spain 0.1%

TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.632(c)	03/15/26	EUR	36		30,289

						30,290

See Notes to Financial Statements.

114

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States 3.4%

Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A	5.400%	06/25/30	200	$201,603
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30	105	106,135
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D	1.550	06/15/27	74	72,711
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36	100	103,928
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	200	200,881
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.050(c)	03/20/54	13	12,868
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	24	23,633
Series 2019-01A, Class D, 144A	4.680	04/14/31	100	99,550
Series 2023-01A, Class D, 144A	7.070	02/14/33	200	210,520
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36	100	103,626
Series 2023-02A, Class D, 144A	7.520	09/15/36	100	103,714
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	267	266,469
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070	03/15/32	79	78,040
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C	4.960	11/15/28	100	100,104
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	73	73,784
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	73	73,463

				1,831,029

TOTAL ASSET-BACKED SECURITIES (cost $3,916,508)				3,844,401

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 115

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.4%

Canada 0.3%

BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, 144A, CORRA +
1.900% (Cap N/A, Floor 1.900%)	4.666%(c)	11/15/41	CAD	200	$145,788

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	13	9,043

					154,831

Ireland 0.2%

Last Mile Logistics Pan Euro Finance DAC,
Series 01A, Class D, 144A, 3 Month EURIBOR +
1.900% (Cap N/A, Floor 1.900%)	4.456(c)	08/17/33	EUR	98	108,163

United Kingdom 0.6%

Deco DAC,
Series 2019-RAM, Class B, SONIA + 3.607%
(Cap N/A, Floor 3.607%)	8.104(c)	08/07/30	GBP	132	173,349
Taurus DAC,
Series 2021-UK04A, Class C, 144A, SONIA +
1.750% (Cap N/A, Floor 1.750%)	6.231(c)	08/17/31	GBP	59	78,533
Series 2021-UK04A, Class D, 144A, SONIA +
2.100% (Cap N/A, Floor 2.100%)	6.581(c)	08/17/31	GBP	64	84,362

					336,244

United States 5.3%

BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		237	230,242
Series 2020-BN26, Class A3	2.155	03/15/63		200	179,055
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		130	115,884
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		200	193,453
Series 2020-B17, Class A4	2.042	03/15/53		75	65,701
Series 2020-B20, Class A3	1.945	10/15/53		100	91,392
BX Commercial Mortgage Trust,
Series 2022-AHP, Class E, 144A, 1 Month SOFR +
3.040% (Cap N/A, Floor 3.040%)	7.362(c)	01/17/39		125	120,325

See Notes to Financial Statements.

116

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month
SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.022%(c)	01/15/39	125	$123,984
Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744	03/10/51	145	142,983
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	18	17,725
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.745(cc)	11/25/25	1,843	4,408
Series K111, Class X1, IO	1.677(cc)	05/25/30	316	20,443
Series K113, Class X1, IO	1.478(cc)	06/25/30	909	51,862
Series KG03, Class X1, IO	1.472(cc)	06/25/30	1,036	57,863
GS Mortgage Securities Trust,
Series 2018-GS09, Class A3	3.727	03/10/51	121	118,258
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR
+ 1.614% (Cap N/A, Floor 1.500%)	5.936(c)	03/15/36	100	92,518
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	196,205
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	213	209,364
Series 2021-C59, Class A3	1.958	04/15/54	600	535,805
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.836(c)	05/15/31	100	98,756
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.936(c)	05/15/31	125	121,890

				2,788,116

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,558,547)				3,387,354

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 117

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS 35.0%

Brazil 0.5%

Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	100	$130,305
Gtd. Notes	6.625	01/16/34	GBP	100	130,121

					260,426

Bulgaria 0.4%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	212,409

Canada 1.1%

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		6	6,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,600
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		35	30,469
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,516
Sr. Unsec’d. Notes	3.750	02/15/52		10	6,454
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes	5.625	08/16/32		200	202,719
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		25	22,894
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	296,203

					597,855

China 0.0%

Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		23	22,869

France 3.7%

Agence Francaise de Developpement EPIC,
Sr. Unsec’d. Notes, EMTN	0.250	06/29/29	EUR	100	103,318
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		200	183,993
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		200	175,820

See Notes to Financial Statements.

118

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)

BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045%(ff)	10/19/27		250	$240,573
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	1,000	140,369
Ile-de-France Mobilites,
Sr. Unsec’d. Notes, EMTN	3.050	02/03/33	EUR	100	112,691
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	201,662
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	46	43,769
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	100	104,690
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	100	90,040
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	75,459
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26		200	195,828
Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28		200	201,798
TDF Infrastructure SASU,
Sr. Unsec’d. Notes	4.125	10/23/31	EUR	100	113,413

					1,983,423

Germany 1.0%

Deutsche Bahn Finance GmbH,
Gtd. Notes, MTN	3.800	09/27/27	AUD	100	63,757
Gtd. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	100	100,685
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	144,536
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	100	117,636
Volkswagen International Finance NV,
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	113,462

					540,076

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 119

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Hong Kong 0.7%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650%	04/10/27	EUR	200	$214,390
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	138,618

					353,008

Hungary 0.4%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	110,063
MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	106,113

					216,176

India 1.0%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	337,371
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	200	212,978

					550,349

Indonesia 0.4%

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	97,460
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	100	113,199

					210,659

Israel 0.3%

Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	178,408

Italy 0.4%

Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.750	05/05/26		200	202,480

See Notes to Financial Statements.

120

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Jamaica 0.2%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000%	12/31/30		10	$—
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		5	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		107	106,767

					106,767

Luxembourg 1.6%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	200	220,813
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	400	425,955
P3 Group Sarl,
Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	100	105,701
SELP Finance Sarl,
Gtd. Notes, EMTN	3.750	08/10/27	EUR	100	115,186

					867,655

Malta 0.4%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	212,705

Mexico 1.4%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		133	118,427
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	190,180
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	100	102,133
Gtd. Notes, EMTN	2.750	04/21/27	EUR	100	104,647
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	211,843

					727,230

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 121

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands 0.4%

Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500%	12/14/26	AUD	90	$56,866
JDE Peet’s NV,
Gtd. Notes, 144A	1.375	01/15/27		150	140,973

					197,839

Norway 0.3%

Aker BP ASA,
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	157,920

Peru 0.0%

Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.962(s)	06/02/25		7	7,200

Philippines 0.6%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	296,592

Portugal 0.2%

CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	124,826

South Africa 0.4%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	196,750

Spain 0.4%

Iberdrola International BV,
Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	219,231

Supranational Bank 0.6%

Corp. Andina de Fomento,
Sr. Unsec’d. Notes	4.500	03/07/28	EUR	100	119,130
European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	41,910
Sr. Unsec’d. Notes, 144A, MTN	4.579(s)	05/28/37	CAD	150	66,505

See Notes to Financial Statements.

122

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)

International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820%(c)	08/11/26		100	$93,442

					320,987

Sweden 0.2%

Heimstaden Bostad Treasury BV,
Gtd. Notes, EMTN	1.375	03/03/27	EUR	100	108,244

Switzerland 0.7%

Helvetia Europe SA,
Gtd. Notes	2.750(ff)	09/30/41	EUR	200	209,047
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	192,068

					401,115

United Arab Emirates 1.6%

DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	224,941
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	400	257,121
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	100	129,555
MDGH GMTN RSC Ltd.,
Gtd. Notes, GMTN	0.375	03/10/27	EUR	200	217,437

					829,054

United Kingdom 3.2%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	227,358
Barclays PLC,
Sub. Notes, EMTN	1.125(ff)	03/22/31	EUR	200	221,912
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	126,012
British American Tobacco PLC,
Jr. Sub. Notes, Series 5.25	3.000(ff)	09/27/26(oo)	EUR	200	222,853

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 123

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

eG Global Finance PLC,
Sr. Sec’d. Notes	11.000%	11/30/28	EUR	195	$243,946
Hammerson Ireland Finance DAC,
Gtd. Notes	1.750	06/03/27	EUR	200	221,682
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	139,632
TalkTalk Telecom Group Ltd.,
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK N/A	11.750	03/01/28	GBP	75	28,334
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A	8.250	09/01/27	GBP	127	129,892
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.250	01/15/30	GBP	100	119,557

					1,681,178

United States 12.9%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		25	23,340
Alphabet, Inc.,
Sr. Unsec’d. Notes	2.500	05/06/29	EUR	200	226,639
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29		25	24,157
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26		25	24,704
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		25	29,304
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		25	21,702
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	23,185
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	22,947
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	235,148
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	63,943
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		130	125,686
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		28	24,327

See Notes to Financial Statements.

124

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.687%(ff)	04/22/32		75	$66,316
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		100	93,151
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		25	23,575
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	3,812
Gtd. Notes, 144A	5.000	02/15/29		25	15,750
Gtd. Notes, 144A	5.250	01/30/30		25	14,562
Gtd. Notes, 144A	5.250	02/15/31		25	13,500
Gtd. Notes, 144A	6.250	02/15/29		10	6,550
Gtd. Notes, 144A	7.000	01/15/28		25	20,437
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	20,304
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29		20	19,436
Becton Dickinson & Co.,
Gtd. Notes	3.828	06/07/32	EUR	100	115,918
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		50	50,313
Boeing Co. (The),
Sr. Unsec’d. Notes	6.528	05/01/34		80	86,109
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		32	31,760
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		10	8,629
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31		80	70,737
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		82	67,940
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		25	22,261
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		286	251,433
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		60	57,969
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27		115	114,178
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		20	17,057
Gtd. Notes	5.375	03/15/44		5	4,494
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		150	145,902
Sr. Unsec’d. Notes	1.462(ff)	06/09/27		100	96,571

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 125

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.561%(ff)	05/01/32		40	$34,941
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		15	13,183
Sr. Unsec’d. Notes	4.113(ff)	04/29/36	EUR	100	113,932
Sr. Unsec’d. Notes	5.174(ff)	02/13/30		115	116,632
Sub. Notes	5.827(ff)	02/13/35		15	14,876
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		75	71,886
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		50	51,690
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		69	69,835
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		35	31,806
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27		25	24,858
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	43,938
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		10	9,317
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		25	15,587
Gtd. Notes	7.375	07/01/28		25	16,893
Gtd. Notes	7.750	07/01/26		100	87,122
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		50	52,530
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	98,817
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	49,751
Sr. Unsec’d. Notes	6.250	04/15/49		25	23,720
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29		55	54,823
Fiserv Funding ULC,
Gtd. Notes^	2.875	06/15/28	EUR	100	113,452
Gtd. Notes	3.500	06/15/32	EUR	100	112,793
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN	4.066	08/21/30	EUR	100	110,705
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	124,077
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		100	96,015

See Notes to Financial Statements.

126

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	1.992%(ff)	01/27/32		20	$17,044
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		75	65,871
Sr. Unsec’d. Notes	5.049(ff)	07/23/30		100	101,120
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	21,778
Honeywell International, Inc.,
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	116,178
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28		50	48,230
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35		130	130,181
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		25	23,072
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		90	83,953
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		30	26,165
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		45	39,878
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		25	24,175
Sr. Unsec’d. Notes	5.294(ff)	07/22/35		20	20,013
Sr. Unsec’d. Notes	5.572(ff)	04/22/36		85	86,906
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		50	45,892
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	11.000	11/15/29		75	83,901
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		25	24,401
MGM Resorts International,
Gtd. Notes	6.500	04/15/32		30	29,567
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		30	29,129
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		80	81,462
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	49,412
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		30	25,563
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		60	50,545
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	139,121
MPLX LP,
Sr. Unsec’d. Notes	4.950	09/01/32		70	67,973

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 127

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.625%	05/15/32		5	$4,486
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		25	24,265
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	27,368
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		25	22,146
ONEOK, Inc.,
Gtd. Notes	6.050	09/01/33		90	92,403
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	24,639
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.750	09/15/31		50	47,631
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		25	25,426
Realty Income Corp.,
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	200	243,275
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		25	25,212
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		20	18,275
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	25,137
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,690
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		75	71,519
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	25,597
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		120	112,432
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		30	29,171
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,586
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,497
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		50	42,854
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		70	49,171

See Notes to Financial Statements.

128

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Viatris, Inc., (cont’d.)
Gtd. Notes	4.000%	06/22/50	10	$6,298
VICI Properties LP,
Sr. Unsec’d. Notes	4.950	02/15/30	60	59,658
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25	25,263
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	125	127,555
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	80	77,856
Gtd. Notes	5.050	03/15/42	45	33,864
Gtd. Notes	5.141	03/15/52	70	48,048
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.605(ff)	04/23/36	120	121,868
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	50	46,340
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	65	58,407
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	10/15/51	30	19,785
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	7.125	02/15/31	30	30,965

				6,854,142

TOTAL CORPORATE BONDS (cost $18,860,618)				18,637,573

FLOATING RATE AND OTHER LOANS 0.0%

United States
Diamond Sports Net LLC,
First Lien Exit Term Loan
(cost $8,416)	15.000	01/02/28	9	8,237

MUNICIPAL BOND 0.2%

Louisiana
Plaquemines Port Harbor & Terminal District,
Taxable, Revenue Bonds, Series B
(cost $100,000)	12.000	12/01/34	100	102,605

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 129

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.2%

United States
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.604%(c)	03/25/42	25	$26,938
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.604(c)	03/25/42	20	21,175
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.453(c)	06/25/43	100	103,859
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.354(c)	09/26/33	94	94,305
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.354(c)	11/25/50	35	38,454
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.004(c)	01/25/34	7	7,458
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.454(c)	09/25/41	70	70,175
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.254(c)	04/25/42	140	143,692
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	113	103,042
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.854(c)	05/25/33	271	272,228
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	03/29/27	182	182,100

See Notes to Financial Statements.

130

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.054%(c)	07/25/33		97	$97,210

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,154,655)					1,160,636

SOVEREIGN BONDS 22.6%

Andorra 0.4%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	203,194

Austria 0.4%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	280	228,222

Brazil 0.9%
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		507	502,724

Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	108,954
Sr. Unsec’d. Notes, Series 30Y	1.375	09/23/50	EUR	100	66,367

					175,321

Chile 0.2%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	123,438

China 0.8%
China Government Bond,
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	261,501
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	82,022
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	93,046

					436,569

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 131

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia 1.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000%	01/30/30		200	$169,200
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	46,514
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	400	454,690

					670,404

Croatia 0.4%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	200	199,382

Cyprus 0.5%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	16,652
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	224,653
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	28,582

					269,887

France 0.9%
Bpifrance SACA,
Gtd. Notes, EMTN	3.375	05/25/34	EUR	100	114,710
Caisse Francaise de Financement Local SA,
Covered Bonds, EMTN	4.680	03/09/29	CAD	200	147,973
SFIL SA,
Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	100	113,976
Societe Des Grands Projets EPIC,
Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	100	97,863

					474,522

Greece 2.7%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/26	EUR	34	38,894
Bonds	4.300	02/24/27	EUR	145	168,107
Bonds	4.300	02/24/28	EUR	42	49,164
Bonds	4.300	02/24/29	EUR	25	29,270
Bonds	4.300	02/24/30	EUR	10	11,719
Bonds	4.300	02/24/31	EUR	23	26,819
Bonds	4.300	02/24/32	EUR	24	27,841

See Notes to Financial Statements.

132

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/33	EUR	46	$52,867
Bonds	4.300	02/24/34	EUR	22	25,132
Bonds	4.300	02/24/35	EUR	33	37,399
Bonds	4.300	02/24/36	EUR	24	26,965
Bonds	4.300	02/24/37	EUR	16	17,807
Bonds	4.300	02/24/38	EUR	15	16,478
Bonds	4.300	02/24/39	EUR	23	25,021
Bonds	4.300	02/24/40	EUR	23	25,929
Bonds	4.300	02/24/41	EUR	23	25,667
Bonds	4.300	02/24/42	EUR	37	41,572
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	600	601,660
Sr. Unsec’d. Notes, 144A	4.375	07/18/38	EUR	85	103,350
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	68,975

					1,420,636

Hong Kong 0.3%
Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	200	151,678

Hungary 0.7%
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		200	162,250
Sr. Unsec’d. Notes, Series 15Y	1.750	06/05/35	EUR	100	86,132
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	6.000	05/16/29	EUR	100	121,215

					369,597

Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	185,080
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	200	182,319
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	200	224,447
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	232,001

					823,847

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 133

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Israel 0.8%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500%	01/18/27	EUR	100	$110,311
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	286,270

					396,581

Italy 3.3%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 16Y, 144A	3.250	03/01/38	EUR	85	91,029
Sr. Unsec’d. Notes, Series 21Y, 144A	1.800	03/01/41	EUR	500	422,253
Sr. Unsec’d. Notes, Series 50Y, 144A	2.800	03/01/67	EUR	105	85,478
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	157	165,794
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	79,014
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	377,943
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	60,889
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	137,801
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		200	187,989
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		200	137,686

					1,745,876

Latvia 0.4%
Latvia Government International Bond,
Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	200	199,807

Lithuania 0.4%
Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	199,028

Mexico 0.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	106,346
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	170,777

					277,123

See Notes to Financial Statements.

134

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Panama 0.7%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160%	01/23/30		200	$175,250
Sr. Unsec’d. Notes	3.875	03/17/28		200	191,100

					366,350

Peru 0.2%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	97,873

Philippines 0.6%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	312,242

Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	46,093
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	80	86,522
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	150	142,144
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	90,841

					365,600

Saudi Arabia 0.5%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	325	284,530

Serbia 0.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	89,850
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	247,499

					337,349

Slovakia 0.3%
Slovakia Government Bond,
Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	163,833

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 135

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain 1.5%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220%	04/26/35	EUR	100	$115,499
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	62,370
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	117,734
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	326,811
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	60,466
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	136,582

					819,462

Turkey 0.0%
Turkiye Government Bond,
Bonds, Series 04Y, BIST Index + 0.000%	47.377(c)	05/17/28	TRY	674	16,966

United Arab Emirates 0.2%
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	113,710

United Kingdom 0.5%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	135,172
Unsec’d. Notes	5.625	03/29/30	GBP	100	139,653

					274,825

TOTAL SOVEREIGN BONDS (cost $13,103,181)					12,020,576

U.S. GOVERNMENT AGENCY OBLIGATION 0.0%
Federal Home Loan Bank
(cost $12,121)	3.280	03/28/29		13	12,336

U.S. TREASURY OBLIGATIONS 21.2%
U.S. Treasury Bonds(h)	2.375	05/15/51		1,390	891,989
U.S. Treasury Bonds(k)	3.000	02/15/47		70	53,090
U.S. Treasury Bonds(h)(k)	3.375	11/15/48		1,300	1,038,578
U.S. Treasury Notes(k)	1.125	02/15/31		345	297,697
U.S. Treasury Notes(k)	3.500	09/30/29		290	287,848

See Notes to Financial Statements.

136

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(k)	4.125%	10/31/26	1,152	$1,158,660
U.S. Treasury Notes	4.125	01/31/27	1,000	1,007,930
U.S. Treasury Notes	4.125	03/31/32	2,085	2,110,411
U.S. Treasury Notes	4.250	01/31/30	2,046	2,094,433
U.S. Treasury Notes	4.250	11/15/34	1,130	1,139,005
U.S. Treasury Notes	4.375	01/31/32	654	671,576
U.S. Treasury Notes(k)	4.875	04/30/26	530	534,969

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,283,303)				11,286,186

			Shares

AFFILIATED EXCHANGE-TRADED FUND 3.9%

United States

PGIM AAA CLO ETF
(cost $2,081,766)			40,859	2,091,572

COMMON STOCKS 0.2%

Jamaica 0.1%

Digicel International Finance Ltd.*			9,900	69,300

United States 0.1%

Diamond Sports Group LLC*			1,389	19,864

TOTAL COMMON STOCKS (cost $15,639)				89,164

PREFERRED STOCK 0.0%

Jamaica
Digicel International Finance Ltd.*^
			645	7,443

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 137

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Units	Value

WARRANTS* 0.0%

United States

Diamond Sports Group LLC, expiring 06/30/26 (cost $0)	2,598	$703

TOTAL LONG-TERM INVESTMENTS
(cost $54,097,034)		52,648,786

	Shares

SHORT-TERM INVESTMENTS 2.3%

AFFILIATED MUTUAL FUND 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $1,212,092)(wa)	1,212,092	1,212,092

OPTIONS PURCHASED*~ 0.0%
(cost $3,178)		6,825

TOTAL SHORT-TERM INVESTMENTS
(cost $1,215,270)		1,218,917

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.2%
(cost $55,312,304)		53,867,703

OPTIONS WRITTEN*~ (0.0)%
(premiums received $8,059)		(14,563)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.2%
(cost $55,304,245)		53,853,140
Liabilities in excess of other assets(z) (1.2)%		(647,110)

NET ASSETS 100.0%		$53,206,030

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $37,733 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

138

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.410%		450	$1,504

5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%		255	2,468

10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.410%		125	3

10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%		125	2,239

3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.476%	1.02%(A)	JPY	127,200	466

3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.476%	1.52%(A)	JPY	127,200	22

10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		305	120

10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		305	3

Total Options Purchased (cost $3,178)									$6,825

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 139

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

3 Month SOFR	Call	12/12/25	$96.25	4	10	$(5,925)
3 Month SOFR	Put	12/12/25	$96.25	4	10	(1,550)

Total Exchange Traded (premiums received $6,300)						$(7,475)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.410%	3.05%(A)		450	$(2,079)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)		510	(2,520)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		250	(2,248)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.476%	JPY	254,400	(200)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%		610	(41)

Total OTC Swaptions (premiums received $1,759)									$(7,088)

Total Options Written (premiums received $8,059)									$(14,563)

Futures contracts outstanding at April 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
15	2 Year U.S. Treasury Notes	Jun. 2025	$3,122,227	$24,568
30	5 Year U.S. Treasury Notes	Jun. 2025	3,275,859	57,804
3	10 Year Mini Japanese Government Bonds	Jun. 2025	295,111	2,265
57	20 Year U.S. Treasury Bonds	Jun. 2025	6,647,625	49,928
2	Euro Schatz Index	Jun. 2025	243,721	1,279

				135,844

See Notes to Financial Statements.

140

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Futures contracts outstanding at April 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
15	3 Month CME SOFR	Jun. 2025	$3,586,875	$1,942
21	3 Month CME SOFR	Sep. 2025	5,035,538	21,657
21	3 Month CME SOFR	Dec. 2025	5,059,163	4,529
6	3 Month CME SOFR	Mar. 2026	1,450,425	(13,361)
6	3 Month CME SOFR	Jun. 2026	1,453,650	(15,382)
4	5 Year Euro-Bobl	Jun. 2025	542,091	(1,927)
7	10 Year Euro-Bund	Jun. 2025	1,045,009	3,140
11	10 Year U.S. Treasury Notes	Jun. 2025	1,234,406	(7,921)
11	10 Year U.S. Ultra Treasury Notes	Jun. 2025	1,262,078	(10,140)
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	1,573,406	(18,684)
4	British Pound Currency	Jun. 2025	333,550	(15,828)
29	Euro Currency	Jun. 2025	4,125,250	(297,300)

				(349,275)

				$(213,431)

Forward foreign currency exchange contracts outstanding at April 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/02/25	BOA	AUD	475	$303,318	$304,289	$971	$—
Expiring 05/02/25	JPM	AUD	30	19,027	19,249	222	—
Brazilian Real,
Expiring 05/05/25	GSI	BRL	649	113,035	114,153	1,118	—
British Pound,
Expiring 05/02/25	MSI	GBP	778	1,036,958	1,037,501	543	—
Euro,
Expiring 05/02/25	BARC	EUR	43	49,130	49,004	—	(126)
Expiring 05/02/25	GSI	EUR	132	150,558	150,072	—	(486)
Expiring 05/02/25	GSI	EUR	69	77,997	77,999	2	—
Expiring 05/02/25	JPM	EUR	12,055	13,693,149	13,657,794	—	(35,355)
Expiring 05/02/25	MSI	EUR	217	245,064	246,128	1,064	—
Expiring 05/02/25	MSI	EUR	115	124,823	130,708	5,885	—
Japanese Yen,
Expiring 05/02/25	HSBC	JPY	91,672	644,116	641,295	—	(2,821)
Expiring 07/22/25	SCB	JPY	140,556	994,630	992,318	—	(2,312)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 141

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	280	$73,901	$73,984	$83	$—

				$17,525,706	$17,494,494	9,888	(41,100)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/02/25	SCB	AUD	505	$319,400	$323,539	$—	$(4,139)
Expiring 06/03/25	BOA	AUD	475	303,408	304,394	—	(986)
Brazilian Real,
Expiring 05/05/25	BARC	BRL	129	22,961	22,747	214	—
Expiring 05/05/25	CITI	BRL	519	86,435	91,405	—	(4,970)
British Pound,
Expiring 05/02/25	BOA	GBP	778	1,008,465	1,037,501	—	(29,036)
Expiring 06/03/25	MSI	GBP	778	1,037,057	1,037,629	—	(572)
Canadian Dollar,
Expiring 07/22/25	TD	CAD	983	712,184	716,088	—	(3,904)
Chinese Renminbi,
Expiring 06/18/25	JPM	CNH	7,925	1,098,404	1,094,386	4,018	—
Colombian Peso,
Expiring 06/18/25	CITI	COP	273,723	65,835	64,318	1,517	—
Euro,
Expiring 05/02/25	JPM	EUR	12,581	13,594,116	14,253,945	—	(659,829)
Expiring 05/02/25	SSB	EUR	51	58,365	57,761	604	—
Expiring 06/03/25	BNY	EUR	146	166,299	165,874	425	—
Expiring 06/03/25	JPM	EUR	12,055	13,719,483	13,684,494	34,989	—
Expiring 06/03/25	SCB	EUR	100	113,803	113,311	492	—
Expiring 06/03/25	TD	EUR	152	172,943	172,409	534	—
Japanese Yen,
Expiring 05/02/25	HSBC	JPY	91,672	613,980	641,295	—	(27,315)
Expiring 06/03/25	HSBC	JPY	91,672	646,441	643,608	2,833	—
Mexican Peso,
Expiring 06/18/25	CITI	MXN	5,995	290,948	303,679	—	(12,731)
South Korean Won,
Expiring 06/18/25	BNY	KRW	15,136	10,519	10,659	—	(140)

See Notes to Financial Statements.

142

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Forward foreign currency exchange contracts outstanding at April 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/22/25	MSI	CHF	42	$52,618	$51,925	$693	$—

				$34,093,664	$34,790,967	46,319	(743,622)

						$56,207	$(784,722)

Credit default swap agreements outstanding at April 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		205	$(3,785)	$(1,736)	$(2,049)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		205	(4,108)	(1,514)	(2,594)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		115	(798)	1,633	(2,431)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(2,024)	(1,380)	(644)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	45	9	(4)	13	BARC

					$(10,706)	$(3,001)	$(7,705)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	90	0.296%	$508	$413	$95	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	90	0.315%	498	419	79	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)	140	2.375%	(6,967)	(6,278)	(689)	CITI
Generalitat de Catalunya	12/20/25	1.000%(Q)	100	0.311%	555	(122)	677	DB
Kingdom of Norway	12/20/25	—%(Q)	120	0.044%	(33)	(38)	5	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	1,000	0.071%	2,468	(253)	2,721	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	170	0.071%	419	(45)	464	BOA

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 143

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Credit default swap agreements outstanding at April 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/25	1.000%(Q)	15	0.071%	$37	$5	$32	BARC
Morgan Stanley	12/20/25	1.000%(Q)	90	0.298%	507	413	94	GSI
People’s Republic of China	06/20/29	1.000%(Q)	410	0.524%	7,990	4,219	3,771	JPM
Republic of Estonia	12/20/26	1.000%(Q)	50	0.268%	645	155	490	JPM
Republic of France	06/20/34	0.250%(Q)	195	0.667%	(6,165)	(3,928)	(2,237)	CITI
Republic of France	12/20/34	0.250%(Q)	570	0.690%	(19,825)	(18,799)	(1,026)	BOA
Republic of France	12/20/34	0.250%(Q)	265	0.690%	(9,217)	(6,122)	(3,095)	BOA
Republic of Italy	06/20/30	1.000%(Q)	100	0.573%	2,119	(1,478)	3,597	BARC
Republic of Panama	12/20/26	1.000%(Q)	45	1.265%	(137)	42	(179)	CITI

					$(26,598)	$(31,397)	$4,799

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2025(4)	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	1,735	4.123%	$66,152	$72,906	$6,754
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	13,240	0.682%	223,119	210,653	(12,466)

					$289,271	$283,559	$(5,712)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

144

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	730	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.888%	$(56,254)	$(42,871)	$13,383
AUD	490	04/28/35	4.456%(S)	6 Month BBSW(2)(S)/ 3.888%	—	11,264	11,264
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.888%	(8,631)	(7,957)	674
CAD	700	12/03/25	4.100%(S)	1 Day CORRA(2)(S)/ 2.770%	(621)	6,804	7,425
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/ 2.770%	28	(325)	(353)
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.770%	663	2,526	1,863
CAD	310	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.770%	(2,214)	12,541	14,755
CAD	225	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.770%	5,990	9,214	3,224
CAD	330	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.770%	(7,143)	(15,273)	(8,130)
CAD	60	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.770%	(3,540)	2,938	6,478

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 145

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	85	12/03/44	3.500%(S)	1 Day CORRA(1)(S)/ 2.770%	$(4,631)	$(3,756)	$875
CAD	350	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.770%	(6,543)	15,833	22,376
CAD	160	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.770%	7,375	6,605	(770)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.770%	(4,589)	3,972	8,561
CAD	180	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.770%	(9,812)	(5,956)	3,856
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ 0.198%	(133)	1,063	1,196
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 0.198%	(321)	1,185	1,506
CHF	100	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ 0.198%	4,308	15,065	10,757
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 0.198%	(172)	1,298	1,470
CHF	360	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 0.198%	(23,815)	(36,834)	(13,019)
CHF	230	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.198%	—	60	60
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ 0.198%	(17,944)	(10,844)	7,100
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(1,856)	(1,856)
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.950%	(4)	1,073	1,077
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.950%	(51)	10,124	10,175
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.950%	—	10,901	10,901
CNH	12,085	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.950%	60,389	84,159	23,770
CNH	3,360	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.950%	—	11,435	11,435

See Notes to Financial Statements.

146

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	3,500	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	$5,437	$9,297	$3,860
CNH	3,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	—	1,846	1,846
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/3.520%	—	(28,051)	(28,051)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/2.147%	(2,581)	(4,322)	(1,741)
DKK	265	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/2.147%	1,234	2,790	1,556
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/2.156%	692	7,194	6,502
EUR	2,020	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/2.156%	—	(31,060)	(31,060)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/2.129%	—	(40,068)	(40,068)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/2.156%	(105)	(50,968)	(50,863)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/2.156%	683	10,967	10,284
EUR	570	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/2.156%	(14,119)	(19,948)	(5,829)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/2.129%	3,510	(16,470)	(19,980)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/2.129%	—	45,436	45,436
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/2.129%	(6,244)	(49,379)	(43,135)
EUR	653	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/2.156%	—	(979)	(979)
EUR	55	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/2.156%	186	1,757	1,571
EUR	410	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/2.156%	10,911	13,599	2,688

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 147

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/2.129%	$—	$(33,571)	$(33,571)
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/2.129%	—	29,167	29,167
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/2.156%	—	(29,491)	(29,491)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/2.129%	—	68,777	68,777
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/2.156%	—	(69,608)	(69,608)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/2.129%	—	76,427	76,427
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/2.156%	—	(76,921)	(76,921)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/2.129%	332	(22,117)	(22,449)
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/2.156%	(188)	24,444	24,632
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/2.129%	5,102	(25,784)	(30,886)
EUR	795	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/2.129%	(585)	29,039	29,624
GBP	200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/4.459%	(255)	(10,513)	(10,258)
GBP	285	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/4.459%	3,267	2,554	(713)
GBP	700	05/08/29	4.000%(A)	1 Day SONIA(1)(A)/4.459%	(18,026)	(5,664)	12,362
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/4.459%	5,939	6,855	916

See Notes to Financial Statements.

148

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	290	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/4.459%	$(2,267)	$(1,610)	$657
GBP	530	05/08/34	3.850%(A)	1 Day SONIA(1)(A)/4.459%	(8,640)	8,873	17,513
GBP	180	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/4.459%	955	(3,203)	(4,158)
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/4.459%	(42,251)	(62,510)	(20,259)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/4.459%	(69,193)	(95,204)	(26,011)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/4.459%	(253)	(2,716)	(2,463)
GBP	55	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/4.459%	(2,898)	4,039	6,937
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/4.459%	43,481	(138,990)	(182,471)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/4.459%	(30,659)	(106,939)	(76,280)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/4.459%	(91,117)	(122,702)	(31,585)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/4.459%	76,745	100,090	23,345
GBP	45	05/08/49	3.950%(A)	1 Day SONIA(1)(A)/4.459%	(2,668)	4,215	6,883
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/4.459%	—	(30,312)	(30,312)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/4.459%	(3,422)	(42,155)	(38,733)
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/4.459%	(140,036)	(189,987)	(49,951)
GBP	65	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/4.459%	(228)	(7,389)	(7,161)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/6.500%	—	(12,528)	(12,528)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/0.476%	2	(7,593)	(7,595)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/0.476%	(350)	(5,028)	(4,678)
JPY	129,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/0.476%	—	1,991	1,991

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 149

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	10,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/0.476%	$(826)	$(1,843)	$(1,017)
JPY	119,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/0.476%	—	(11,885)	(11,885)
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/0.476%	3	(32,361)	(32,364)
JPY	60,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/0.476%	11,802	15,369	3,567
JPY	85,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/0.476%	(3,355)	(378)	2,977
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/0.476%	23,074	27,435	4,361
JPY	125,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/0.476%	(13,982)	2,138	16,120
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/0.476%	10,938	11,173	235
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/0.476%	(808)	(11,825)	(11,017)
JPY	30,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/0.476%	(16,085)	(14,275)	1,810
JPY	50,364	06/27/34	0.995%(A)	1 Day TONAR(1)(A)/0.476%	4	(2,500)	(2,504)
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/0.476%	(2,639)	(50,159)	(47,520)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/0.476%	(1,317)	(24,226)	(22,909)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/0.476%	(5)	(7,558)	(7,553)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/0.476%	114,742	131,124	16,382
JPY	70,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/0.476%	8,729	5,894	(2,835)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/0.476%	(22)	(11,049)	(11,027)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/0.476%	(10)	(14,961)	(14,951)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/0.476%	(100)	(22,645)	(22,545)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/0.476%	(16,792)	(32,532)	(15,740)

See Notes to Financial Statements.

150

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/0.476%	$(124)	$(4,785)	$(4,661)
JPY	30,000	07/08/44	1.550%(A)	1 Day TONAR(1)(A)/0.476%	(6,849)	(368)	6,481
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/0.476%	(3,032)	(105,950)	(102,918)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/0.476%	(47,499)	(70,765)	(23,266)
JPY	25,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/0.476%	(36,954)	(46,898)	(9,944)
JPY	75,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/0.476%	(23,673)	1,499	25,172
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/0.476%	(24,087)	(64,122)	(40,035)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/0.476%	70,582	92,462	21,880
JPY	60,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/0.476%	2,901	(6,847)	(9,748)
KRW	700,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/2.710%	(17,268)	(3,459)	13,809
KRW	461,780	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/2.710%	(3,990)	19,608	23,598
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/2.710%	2,893	43,936	41,043
MXN	5,700	12/10/25	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/9.341%	76	1,881	1,805
MXN	5,700	06/14/34	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/9.341%	—	18,570	18,570
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/4.640%	2,023	(6,070)	(8,093)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/3.430%	—	(5,016)	(5,016)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/5.100%	10,572	(5,415)	(15,987)
SEK	1,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/2.317%	(1,380)	(10,013)	(8,633)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/2.167%	717	(6,578)	(7,295)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 151

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	2,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/1.741%	$(4,524)	$(1,208)	$3,316
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/1.741%	—	26,403	26,403
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/1.741%	—	21,534	21,534
THB	3,800	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/1.741%	—	4,255	4,255
	10,160	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/4.330%	—	(296)	(296)
	5,740	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/4.410%	(58)	(10,864)	(10,806)
	4,705	09/06/25	4.200%(T)	1 Day SOFR(2)(T)/4.410%	688	(14,595)	(15,283)
	2,210	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/4.410%	—	23,458	23,458
	2,210	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.410%	25,465	18,913	(6,552)
	2,395	09/06/26	3.660%(A)	1 Day SOFR(1)(A)/4.410%	(841)	12,512	13,353
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.410%	—	(29,408)	(29,408)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/4.410%	—	44,386	44,386
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/4.410%	—	(23,398)	(23,398)
	980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/4.410%	—	(33,026)	(33,026)
	1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/4.410%	—	(31,641)	(31,641)
	950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/4.410%	—	(22,020)	(22,020)
	420	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/4.410%	—	(8,756)	(8,756)
	280	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/4.410%	—	5,737	5,737
	310	04/28/35	4.035%(A)	1 Day SOFR(1)(A)/4.410%	—	(10,004)	(10,004)
	415	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/4.410%	7,975	(9,681)	(17,656)

See Notes to Financial Statements.

152

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/4.410%	$(8,556)	$1,331	$9,887
1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/4.410%	(400,864)	(440,365)	(39,501)
233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/4.410%	—	(3,211)	(3,211)
240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/4.410%	—	(8,473)	(8,473)
465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/4.410%	(2,665)	(2,888)	(223)
940	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.410%	412,098	440,278	28,180
2,645	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.410%	10,822	43,790	32,968
244	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/4.410%	—	7,844	7,844
155	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/4.410%	7,566	574	(6,992)
510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/4.410%	5,260	18,343	13,083
800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/4.410%	3,605	20,655	17,050

				$(251,044)	$(975,250)	$(724,206)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	$16,234	$—	$16,234	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	41,120	—	41,120	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	22,013	—	22,013	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/1.950%	32,235	—	32,235	SCB

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 153

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Interest rate swap agreements outstanding at April 30, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.650%	$(847)	$(8)	$(839)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(2,437)	(2)	(2,435)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.650%	474	—	474	MSI
MYR	790	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/3.650%	5,383	(1)	5,384	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/3.650%	1,403	(2)	1,405	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/3.650%	862	(1)	863	GSI

					$116,440	$(14)	$116,454

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/4.480%	JPM	05/13/25	1,278	$(9,336)	$—	$(9,336)
U.S. Treasury Bond(T)	1 Day USOIS -60bps(T)/3.730%	JPM	05/21/25	585	6,048	—	6,048

					$(3,288)	$—	$(3,288)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

See Notes to Financial Statements.

154

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$7,299	$(41,711)	$137,814	$(27,554)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$1,398,750

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$475,134	$—
Ireland	—	1,507,948	—
Spain	—	—	30,290
United States	—	1,831,029	—
Commercial Mortgage-Backed Securities
Canada	—	154,831	—
Ireland	—	108,163	—
United Kingdom	—	336,244	—
United States	—	2,788,116	—
Corporate Bonds
Brazil	—	260,426	—
Bulgaria	—	212,409	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 155

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Canada	$—	$597,855	$—
China	—	22,869	—
France	—	1,983,423	—
Germany	—	540,076	—
Hong Kong	—	353,008	—
Hungary	—	216,176	—
India	—	550,349	—
Indonesia	—	210,659	—
Israel	—	178,408	—
Italy	—	202,480	—
Jamaica	—	106,767	—
Luxembourg	—	867,655	—
Malta	—	212,705	—
Mexico	—	727,230	—
Netherlands	—	197,839	—
Norway	—	157,920	—
Peru	—	7,200	—
Philippines	—	296,592	—
Portugal	—	124,826	—
South Africa	—	196,750	—
Spain	—	219,231	—
Supranational Bank	—	320,987	—
Sweden	—	108,244	—
Switzerland	—	401,115	—
United Arab Emirates	—	829,054	—
United Kingdom	—	1,681,178	—
United States	—	6,854,142	—
Floating Rate and Other Loans
United States	—	8,237	—
Municipal Bond
Louisiana	—	102,605	—
Residential Mortgage-Backed Securities
United States	—	1,160,636	—
Sovereign Bonds
Andorra	—	203,194	—
Austria	—	228,222	—
Brazil	—	502,724	—
Bulgaria	—	175,321	—
Chile	—	123,438	—
China	—	436,569	—
Colombia	—	670,404	—
Croatia	—	199,382	—

See Notes to Financial Statements.

156

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Cyprus	$—	$269,887	$—
France	—	474,522	—
Greece	—	1,420,636	—
Hong Kong	—	151,678	—
Hungary	—	369,597	—
Indonesia	—	823,847	—
Israel	—	396,581	—
Italy	—	1,745,876	—
Latvia	—	199,807	—
Lithuania	—	199,028	—
Mexico	—	277,123	—
Panama	—	366,350	—
Peru	—	97,873	—
Philippines	—	312,242	—
Romania	—	365,600	—
Saudi Arabia	—	284,530	—
Serbia	—	337,349	—
Slovakia	—	163,833	—
Spain	—	819,462	—
Turkey	—	16,966	—
United Arab Emirates	—	113,710	—
United Kingdom	—	274,825	—
U.S. Government Agency Obligation	—	12,336	—
U.S. Treasury Obligations	—	11,286,186	—
Affiliated Exchange-Traded Fund	2,091,572	—	—
Common Stocks
Jamaica	—	69,300	—
United States	—	19,864	—
Preferred Stock
Jamaica	—	—	7,443
Warrants
United States	—	703	—
Short-Term Investments
Affiliated Mutual Fund	1,212,092	—	—
Options Purchased	—	6,825	—

Total	$3,303,664	$50,526,306	$37,733

Liabilities
Options Written	$(7,475)	$(7,088)	$—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 157

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$167,112	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	56,207	—
Centrally Cleared Credit Default Swap Agreement	—	6,754	—
OTC Credit Default Swap Agreements	—	15,755	—
Centrally Cleared Interest Rate Swap Agreements	—	996,419	—
OTC Interest Rate Swap Agreements	—	119,724	—
OTC Total Return Swap Agreement	—	6,048	—

Total	$167,112	$1,200,907	$—

Liabilities
Futures Contracts	$(380,543)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(784,722)	—
Centrally Cleared Credit Default Swap Agreement	—	(12,466)	—
OTC Credit Default Swap Agreements	—	(53,059)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,720,625)	—
OTC Interest Rate Swap Agreements	—	(3,284)	—
OTC Total Return Swap Agreement	—	(9,336)	—

Total	$(380,543)	$(2,583,492)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Sovereign Bonds	22.6%
U.S. Treasury Obligations	21.2
Banks	10.7
Commercial Mortgage-Backed Securities	6.4
Affiliated Exchange-Traded Fund	3.9
Electric	3.9
Collateralized Loan Obligations	3.7
Real Estate	2.5
Affiliated Mutual Fund	2.3
Residential Mortgage-Backed Securities	2.3
Automobiles	2.1
Oil & Gas	2.0

Transportation	1.7%
Telecommunications	1.6
Real Estate Investment Trusts (REITs)	1.2
Pipelines	0.9
Commercial Services	0.8
Media	0.8
Diversified Financial Services	0.8
Home Equity Loans	0.8
Insurance	0.8
Auto Manufacturers	0.6
Multi-National	0.6
Consumer Loans	0.5

See Notes to Financial Statements.

158

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Classification (continued):

Retail	0.5%
Pharmaceuticals	0.5
Internet	0.4
Software	0.4
Agriculture	0.4
Investment Companies	0.4
Entertainment	0.4
Foods	0.4
Engineering & Construction	0.4
Home Builders	0.3
Semiconductors	0.3
Beverages	0.3
Electronics	0.2
Aerospace & Defense	0.2
Municipal Bond	0.2
Auto Parts & Equipment	0.2
Wireless Telecommunication Services	0.1
Holding Companies-Diversified	0.1
Iron/Steel	0.1
Healthcare-Services	0.1

Chemicals	0.1%
Lodging	0.1
Gas	0.1
Mining	0.1
Airlines	0.1
Interactive Media & Services	0.1
Building Materials	0.0	*
U.S. Government Agency Obligation	0.0	*
Options Purchased	0.0	*
Housewares	0.0	*

	101.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$6,754	*	Due from/to broker-variation margin swaps	$12,466	*
Credit contracts	Premiums paid for OTC swap agreements	7,299		Premiums received for OTC swap agreements	41,697
Credit contracts	Unrealized appreciation on OTC swap agreements	12,038		Unrealized depreciation on OTC swap agreements	14,944

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 159

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	—	$—		Due from/to broker-variation margin futures	$313,128*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	56,207		Unrealized depreciation on OTC forward foreign currency exchange contracts	784,722
Interest rate contracts	Due from/to broker-variation margin futures	167,112	*	Due from/to broker-variation margin futures	67,415	*
Interest rate contracts	Due from/to broker-variation margin swaps	996,419	*	Due from/to broker-variation margin swaps	1,720,625	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	14
Interest rate contracts	Unaffiliated investments	6,825		Options written outstanding, at value	14,563
Interest rate contracts	Unrealized appreciation on OTC swap agreements	125,776		Unrealized depreciation on OTC swap agreements	12,610

		$1,378,430			$2,982,184

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$500	$—	$—	$(3,500)
Foreign exchange contracts	—	—	243,229	850,095	—
Interest rate contracts	8,398	(687)	(125,095)	—	(763,900)

Total	$8,398	$(187)	$118,134	$850,095	$(767,400)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

160

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(19,482)
Foreign exchange contracts	—	—	(397,647)	(1,263,793)	—
Interest rate contracts	(497)	(2,647)	207,805	—	764,652

Total	$(497)	$(2,647)	$(189,842)	$(1,263,793)	$745,170

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,012
Options Written (2)	10,116,423
Futures Contracts - Long Positions (2)	18,997,671
Futures Contracts - Short Positions (2)	29,299,775
Forward Foreign Currency Exchange Contracts - Purchased (3)	18,313,470
Forward Foreign Currency Exchange Contracts - Sold (3)	35,435,421
Interest Rate Swap Agreements (2)	87,720,596
Credit Default Swap Agreements - Buy Protection (2)	1,330,524
Credit Default Swap Agreements - Sell Protection (2)	8,400,704
Total Return Swap Agreements (2)	2,781,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$3,866	$(3,670)	$196	$—	$196
BNP	1,633	(2,431)	(798)	—	(798)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 161

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNY	$425	$(140)	$285	$—	$285
BOA	4,156	(59,362)	(55,206)	—	(55,206)
CITI	5,555	(33,575)	(28,020)	—	(28,020)
DB	2,916	(2,370)	546	—	546
GSI	3,496	(487)	3,009	—	3,009
HSBC	2,916	(32,573)	(29,657)	—	(29,657)
JPM	55,907	(714,692)	(658,785)	658,785	—
MSI	93,410	(1,420)	91,990	—	91,990
SCB	32,727	(6,451)	26,276	—	26,276
SSB	604	—	604	—	604
TD	534	(3,904)	(3,370)	—	(3,370)

	$208,145	$(861,075)	$(652,930)	$658,785	$5,855

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

162

PGIM Global Total Return (USD Hedged) Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $52,018,446)	$50,564,039
Affiliated investments (cost $3,293,858)	3,303,664
Cash	12,895
Foreign currency, at value (cost $81,527)	81,684
Dividends and interest receivable	499,610
Unrealized appreciation on OTC swap agreements	137,814
Unrealized appreciation on OTC forward foreign currency exchange contracts	56,207
Receivable for Fund shares sold	47,204
Receivable for investments sold	20,624
Due from broker—variation margin swaps	19,638
Premiums paid for OTC swap agreements	7,299
Due from Manager	6,130
Prepaid expenses and other assets	18,674

Total Assets	54,775,482

Liabilities

Unrealized depreciation on OTC forward foreign currency exchange contracts	784,722
Payable for investments purchased	451,472
Payable for Fund shares purchased	92,784
Accrued expenses and other liabilities	68,137
Dividends payable	61,280
Premiums received for OTC swap agreements	41,711
Unrealized depreciation on OTC swap agreements	27,554
Audit fee payable	22,736
Options written outstanding, at value (premiums received $8,059)	14,563
Due to broker—variation margin futures	2,458
Directors’ fees payable	993
Affiliated transfer agent fee payable	901
Distribution fee payable	141

Total Liabilities	1,569,452

Net Assets	$53,206,030

Net assets were comprised of:
Common stock, at par	$61,492
Paid-in capital in excess of par	62,555,466
Total distributable earnings (loss)	(9,410,928)

Net assets, April 30, 2025	$53,206,030

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 163

PGIM Global Total Return (USD Hedged) Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value, offering price and redemption price per share, ($497,301 ÷ 57,466 shares of common stock issued and outstanding)	$8.65
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.94

Class C

Net asset value, offering price and redemption price per share, ($49,536 ÷ 5,728 shares of common stock issued and outstanding)	$8.65

Class Z

Net asset value, offering price and redemption price per share, ($26,204,221 ÷ 3,029,806 shares of common stock issued and outstanding)	$8.65

Class R6

Net asset value, offering price and redemption price per share, ($26,454,972 ÷ 3,056,174 shares of common stock issued and outstanding)	$8.66

See Notes to Financial Statements.

164

PGIM Global Total Return (USD Hedged) Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Interest income	$983,516
Affiliated dividend income	78,435
Affiliated income from securities lending, net	14

Total income	1,061,965

Expenses
Management fee	123,002
Distribution fee(a)	929
Commitment fees	28,121
Custodian and accounting fees	27,242
Audit fee	23,236
Registration fees(a)	22,464
Transfer agent’s fees and expenses (including affiliated expense of $3,809)(a)	20,875
Professional fees	18,633
Shareholders’ reports	16,416
Directors’ fees	5,163
Insurance expense	670
Miscellaneous	14,864

Total expenses	301,615
Less: Fee waiver and/or expense reimbursement(a)	(152,049)

Net expenses	149,566

Net investment income (loss)	912,399

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(10))	(235,136)
Affiliated net capital gain distributions received	1,055
Futures transactions	118,134
Forward currency contract transactions	850,095
Options written transactions	(187)
Swap agreement transactions	(767,400)
Foreign currency transactions	(101,674)

(135,113)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,677))	1,465,240
Futures	(189,842)
Forward currency contracts	(1,263,793)
Options written	(2,647)
Swap agreements	745,170
Foreign currencies	35,411

789,539

Net gain (loss) on investment and foreign currency transactions	654,426

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,566,825

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 165

PGIM Global Total Return (USD Hedged) Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	698	231	—	—
Registration fees	4,760	3,472	7,438	6,794
Transfer agent’s fees and expenses	744	150	16,152	3,829
Fee waiver and/or expense reimbursement	(6,668)	(3,718)	(72,004)	(69,659)

See Notes to Financial Statements.

166

PGIM Global Total Return (USD Hedged) Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$912,399	$3,664,753
Net realized gain (loss) on investment and foreign currency transactions	(136,168)	(4,404,807)
Affiliated net capital gain distributions received	1,055	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	789,539	13,185,950

Net increase (decrease) in net assets resulting from operations	1,566,825	12,445,896

Dividends and Distributions
Distributions from distributable earnings
Class A	(10,703)	(14,909)
Class C	(713)	(1,074)
Class Z	(475,935)	(475,963)
Class R6	(524,341)	(2,198,164)

	(1,011,692)	(2,690,110)

Tax return of capital distributions
Class A	—	(5,608)
Class C	—	(404)
Class Z	—	(179,011)
Class R6	—	(826,738)

	—	(1,011,761)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	10,525,433	36,048,165
Net asset value of shares issued in reinvestment of dividends and distributions	657,611	3,107,979
Cost of shares purchased	(4,742,184)	(98,883,762)

Net increase (decrease) in net assets from Fund share transactions	6,440,860	(59,727,618)

Total increase (decrease)	6,995,993	(50,983,593)

Net Assets:

Beginning of period	46,210,037	97,193,630

End of period	$53,206,030	$46,210,037

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 167

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.56		$7.90		$7.85		$10.03	$10.41	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.31		0.29		0.20	0.15	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.10		0.66		0.16		(2.03)	(0.27)	0.30
Total from investment operations	0.25		0.97		0.45		(1.83)	(0.12)	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.22)		(0.37)		(0.35)	(0.26)	(0.28)
Tax return of capital distributions	-		(0.09)		(0.03)		-	-	(0.14)
Distributions from net realized gains	-		-		-		-	-	(0.11)
Total dividends and distributions	(0.16)		(0.31)		(0.40)		(0.35)	(0.26)	(0.53)
Net asset value, end of period	$8.65		$8.56		$7.90		$7.85	$10.03	$10.41
Total Return(b):	3.10%		12.24%		5.69%		(18.63)%	(1.22)%	5.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$497		$593		$469		$465	$841	$729
Average net assets (000)	$563		$565		$451		$570	$825	$1,716
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.88	%(d)	0.91	%(e)	0.89	%(e)	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	3.27	%(d)	3.05%		2.76%		3.10%	2.96%	2.30%
Net investment income (loss)	3.45	%(d)	3.65%		3.64%		2.27%	1.48%	2.03%
Portfolio turnover rate(f)	12%		52%		20%		30%	20%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

168

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.55		$7.89		$7.85		$10.03	$10.41	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.11	(b)	0.25		0.23		0.14	0.08	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12	(c)	0.65		0.15		(2.04)	(0.28)	0.31
Total from investment operations	0.23		0.90		0.38		(1.90)	(0.20)	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.15)		(0.31)		(0.28)	(0.18)	(0.20)
Tax return of capital distributions	-		(0.09)		(0.03)		-	-	(0.14)
Distributions from net realized gains	-		-		-		-	-	(0.11)
Total dividends and distributions	(0.13)		(0.24)		(0.34)		(0.28)	(0.18)	(0.45)
Net asset value, end of period	$8.65		$8.55		$7.89		$7.85	$10.03	$10.41
Total Return(d):	2.72%		11.54%		4.77%		(19.24)%	(1.96)%	4.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50		$44		$58		$119	$139	$162
Average net assets (000)	$47		$50		$59		$166	$150	$85
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.63	%(f)	1.66	%(g)	1.64	%(g)	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	17.70	%(f)	17.38%		12.14%		7.58%	10.05%	15.56%
Net investment income (loss)	2.69	%(f)	2.94%		2.89%		1.54%	0.74%	1.15%
Portfolio turnover rate(h)	12%		52%		20%		30%	20%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 169

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.55		$7.89		$7.85		$10.03	$10.41	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.33		0.31		0.23	0.17	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		0.66		0.15		(2.04)	(0.27)	0.32
Total from investment operations	0.27		0.99		0.46		(1.81)	(0.10)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.24)		(0.39)		(0.37)	(0.28)	(0.31)
Tax return of capital distributions	-		(0.09)		(0.03)		-	-	(0.14)
Distributions from net realized gains	-		-		-		-	-	(0.11)
Total dividends and distributions	(0.17)		(0.33)		(0.42)		(0.37)	(0.28)	(0.56)
Net asset value, end of period	$8.65		$8.55		$7.89		$7.85	$10.03	$10.41
Total Return(b):	3.23%		12.66%		5.82%		(18.42)%	(0.98)%	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,204		$21,624		$10,693		$5,442	$10,982	$8,864
Average net assets (000)	$23,495		$17,134		$6,320		$7,255	$17,287	$6,563
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.67	%(e)	0.64	%(e)	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	1.25	%(d)	1.10%		1.03%		1.12%	1.09%	1.56%
Net investment income (loss)	3.68	%(d)	3.87%		3.88%		2.53%	1.65%	2.17%
Portfolio turnover rate(f)	12%		52%		20%		30%	20%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

170

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.56		$7.90		$7.85		$10.04	$10.41	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.34		0.32		0.24	0.18	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.12		0.65		0.15		(2.06)	(0.26)	0.31
Total from investment operations	0.28		0.99		0.47		(1.82)	(0.08)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.24)		(0.39)		(0.37)	(0.29)	(0.31)
Tax return of capital distributions	-		(0.09)		(0.03)		-	-	(0.14)
Distributions from net realized gains	-		-		-		-	-	(0.11)
Total dividends and distributions	(0.18)		(0.33)		(0.42)		(0.37)	(0.29)	(0.56)
Net asset value, end of period	$8.66		$8.56		$7.90		$7.85	$10.04	$10.41
Total Return(b):	3.25%		12.71%		6.01%		(18.47)%	(0.82)%	5.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,455		$23,949		$85,974		$68,712	$62,187	$30,314
Average net assets (000)	$25,504		$73,848		$79,863		$73,367	$37,302	$29,230
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58	%(d)	0.60	%(e)	0.59	%(e)	0.58%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	1.13	%(d)	0.81%		0.80%		0.76%	0.89%	1.19%
Net investment income (loss)	3.74	%(d)	4.04%		3.95%		2.69%	1.74%	2.25%
Portfolio turnover rate(f)	12%		52%		20%		30%	20%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 171

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Global Total Return Fund (“Global Total Return”)	To seek total return, made up of current income and capital appreciation

PGIM Global Total Return (USD Hedged) Fund (“Global Total Return (USD Hedged)”)	To seek total return, through a combination of current income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in

Notes to Financial Statements  (unaudited) (continued)

the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Notes to Financial Statements (unaudited) (continued)

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Funds entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Funds may purchase and/or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Funds currently own or intend to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Funds, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Funds, as purchaser of an OTC option, bear the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Funds write an option on a swap, an amount equal to any premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Funds become obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Funds become obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Funds will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the

Notes to Financial Statements (unaudited) (continued)

Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Funds generally receive an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Funds effectively increase their investment risk because, in addition to their total net assets, the Funds may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Funds, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Funds entered into for the same referenced entity or index. As a buyer of protection, the Funds generally receive an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Funds are the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Funds may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Notes to Financial Statements (unaudited) (continued)

Floating Rate and Other Loans: The Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Funds. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any

Notes to Financial Statements (unaudited) (continued)

election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Funds may hold warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income, and (with respect to Global Total Return) PGIM Limited (collectively the “subadviser”). With respect to Global Total Return (USD Hedged), PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Global Total Return	0.50% on average daily net assets up to $2 billion; 0.485% of average daily net assets over $2 billion.	0.50%

Global Total Return (USD Hedged)	0.50% on average daily net assets up to $2 billion; 0.485% of average daily net assets over $2 billion.	0.50

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Global Total Return - Class A	0.88%
Global Total Return - Class C	1.63
Global Total Return - Class Z	0.63
Global Total Return - Class R2	1.08
Global Total Return - Class R4	0.83
Global Total Return - Class R6	0.58
Global Total Return (USD Hedged) - Class A	0.88
Global Total Return (USD Hedged) - Class C	1.63
Global Total Return (USD Hedged) - Class Z	0.63
Global Total Return (USD Hedged) - Class R6	0.58

Separately, the Manager has contractually agreed that to the extent the Funds invest in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Funds in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Funds’ investment in such PGIM ETF. This waiver will be effective at any time the Funds are invested in the PGIM ETF and will remain in effect for so long as the Funds are invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Funds.

The RIC, on behalf of each Fund, has distribution agreements with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

Global Total Return has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Notes to Financial Statements (unaudited) (continued)

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Global Total Return - Class A	0.25%	0.25%	N/A	%
Global Total Return - Class C	1.00	1.00	N/A
Global Total Return - Class Z	N/A	N/A	N/A
Global Total Return - Class R2	0.25	0.25	0.10
Global Total Return - Class R4	N/A	N/A	0.10
Global Total Return - Class R6	N/A	N/A	N/A
Global Total Return (USD Hedged) - Class A	0.25	0.25	N/A
Global Total Return (USD Hedged) - Class C	1.00	1.00	N/A
Global Total Return (USD Hedged) - Class Z	N/A	N/A	N/A
Global Total Return (USD Hedged) - Class R6	N/A	N/A	N/A

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Global Total Return - Class A	$48,859	$3,685
Global Total Return - Class C	—	10
Global Total Return (USD Hedged) - Class A	—	—
Global Total Return (USD Hedged) - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Global Total Return	$197,718,759	$445,172,807

Global Total Return (USD Hedged)	2,726,764	5,673,802

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded fund for the reporting period ended April 30, 2025, is presented as follows:

Global Total Return:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$7,368,936	$—	$—	$(12,933)	$ —	$ 7,356,003	143,700	$180,990	$3,710

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)
6,258,778	350,855,408	353,923,897	—	—	3,190,289	3,190,289	474,888	—

Notes to Financial Statements (unaudited) (continued)

Global Total Return (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(b)(wa)
$39,964,868	$ 90,684,720	$119,077,404	$ 338	$(6,650)	$11,565,872	11,573,973	$ 16,134(2)	$ —
$46,223,646	$441,540,128	$473,001,301	$ 338	$(6,650)	$14,756,161		$491,022	$ —
$53,592,582	$441,540,128	$473,001,301	$(12,595)	$(6,650)	$22,112,164		$672,012	$3,710

Global Total Return (USD Hedged):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$2,095,249	$ —	$ —	$(3,677)	$ —	$2,091,572	40,859	$51,462	$1,055

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wa)
1,154,597	11,924,409	11,866,914	—	—	1,212,092	1,212,092	26,973	—

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(b)(wa)
—	311,976	311,966	—	(10)	—	—	14(2)	—
$1,154,597	$12,236,385	$12,178,880	$ —	$(10)	$1,212,092		$26,987	$ —
$3,249,846	$12,236,385	$12,178,880	$(3,677)	$(10)	$3,303,664		$78,449	$1,055

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Global Total Return	$2,676,061,315	$116,420,432	$(342,890,304)	$(226,469,872)
Global Total Return (USD Hedged)	55,169,387	2,420,212	(5,332,475)	(2,912,263)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Global Total Return	$711,880,000	$—
Global Total Return (USD Hedged)	5,245,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Funds offer Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares, as applicable. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Global Total Return - Class A	900,000,000
Global Total Return - Class B	50,000,000
Global Total Return - Class C	300,000,000
Global Total Return - Class Z	8,000,000,000

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares
Global Total Return - Class T	125,000,000
Global Total Return - Class R2	100,000,000
Global Total Return - Class R4	100,000,000
Global Total Return - Class R6	7,000,000,000
Global Total Return (USD Hedged) - Class A	200,000,000
Global Total Return (USD Hedged) - Class C	300,000,000
Global Total Return (USD Hedged) - Class Z	600,000,000
Global Total Return (USD Hedged) - Class R6	400,000,000

The Funds currently do not have any Class B or Class T shares outstanding, as applicable.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Global Total Return (USD Hedged)–Class C	1,283	22.4%
Global Total Return (USD Hedged)–Class Z	21,542	0.7
Global Total Return (USD Hedged)–Class R6	2,012,924	65.9

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Global Total Return	—	—%
Global Total Return (USD Hedged)	1	32.7
Unaffiliated:
Global Total Return	4	62.4
Global Total Return (USD Hedged)	3	49.8

Transactions in shares of common stock were as follows:

Global Total Return:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	2,558,800	$13,098,189
Shares issued in reinvestment of dividends and distributions	811,136	4,130,554
Shares purchased	(4,878,243)	(24,939,714)
Net increase (decrease) in shares outstanding before conversion	(1,508,307)	(7,710,971)
Shares issued upon conversion from other share class(es)	349,462	1,794,859
Shares purchased upon conversion into other share class(es)	(303,467)	(1,549,858)
Net increase (decrease) in shares outstanding	(1,462,312)	$(7,465,970)

Year ended October 31, 2024:
Shares sold	6,382,547	$32,912,710
Shares issued in reinvestment of dividends and distributions	1,041,134	5,362,772
Shares purchased	(9,806,493)	(50,275,734)
Net increase (decrease) in shares outstanding before conversion	(2,382,812)	(12,000,252)
Shares issued upon conversion from other share class(es)	583,192	3,001,233
Shares purchased upon conversion into other share class(es)	(748,368)	(3,856,911)
Net increase (decrease) in shares outstanding	(2,547,988)	$(12,855,930)

Class C
Six months ended April 30, 2025:
Shares sold	77,521	$394,498
Shares issued in reinvestment of dividends and distributions	51,155	259,665
Shares purchased	(343,505)	(1,745,886)
Net increase (decrease) in shares outstanding before conversion	(214,829)	(1,091,723)
Shares purchased upon conversion into other share class(es)	(165,784)	(851,452)
Net increase (decrease) in shares outstanding	(380,613)	$(1,943,175)

Year ended October 31, 2024:
Shares sold	224,440	$1,153,111
Shares issued in reinvestment of dividends and distributions	69,981	359,386
Shares purchased	(697,069)	(3,578,229)
Net increase (decrease) in shares outstanding before conversion	(402,648)	(2,065,732)
Shares purchased upon conversion into other share class(es)	(385,720)	(1,986,345)
Net increase (decrease) in shares outstanding	(788,368)	$(4,052,077)

Notes to Financial Statements (unaudited) (continued)

Global Total Return (cont’d.):

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2025:
Shares sold	23,116,684	$119,023,585
Shares issued in reinvestment of dividends and distributions	5,007,930	25,640,098
Shares purchased	(52,802,557)	(269,234,093)
Net increase (decrease) in shares outstanding before conversion	(24,677,943)	(124,570,410)
Shares issued upon conversion from other share class(es)	886,695	4,578,007
Shares purchased upon conversion into other share class(es)	(973,814)	(4,961,911)
Net increase (decrease) in shares outstanding	(24,765,062)	$(124,954,314)

Year ended October 31, 2024:
Shares sold	56,230,357	$290,765,477
Shares issued in reinvestment of dividends and distributions	6,746,633	34,936,496
Shares purchased	(78,746,322)	(405,927,968)
Net increase (decrease) in shares outstanding before conversion	(15,769,332)	(80,225,995)
Shares issued upon conversion from other share class(es)	536,089	2,773,809
Shares purchased upon conversion into other share class(es)	(1,578,063)	(8,331,021)
Net increase (decrease) in shares outstanding	(16,811,306)	$(85,783,207)

Class R2
Six months ended April 30, 2025:
Shares sold	64,095	$331,856
Shares issued in reinvestment of dividends and distributions	15,701	80,874
Shares purchased	(271,015)	(1,383,599)
Net increase (decrease) in shares outstanding	(191,219)	$(970,869)

Year ended October 31, 2024:
Shares sold	216,451	$1,132,084
Shares issued in reinvestment of dividends and distributions	25,147	131,071
Shares purchased	(485,557)	(2,538,231)
Net increase (decrease) in shares outstanding	(243,959)	$(1,275,076)

Class R4
Six months ended April 30, 2025:
Shares sold	419,944	$2,164,641
Shares issued in reinvestment of dividends and distributions	39,931	206,051
Shares purchased	(694,639)	(3,585,738)
Net increase (decrease) in shares outstanding	(234,764)	$(1,215,046)

Global Total Return (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	970,392	$5,079,822
Shares issued in reinvestment of dividends and distributions	53,585	279,667
Shares purchased	(921,420)	(4,828,817)
Net increase (decrease) in shares outstanding	102,557	$530,672

Class R6
Six months ended April 30, 2025:
Shares sold	39,311,055	$202,814,927
Shares issued in reinvestment of dividends and distributions	8,317,354	42,884,994
Shares purchased	(67,926,220)	(351,916,281)
Net increase (decrease) in shares outstanding before conversion	(20,297,811)	(106,216,360)
Shares issued upon conversion from other share class(es)	887,264	4,549,551
Shares purchased upon conversion into other share class(es)	(684,053)	(3,559,196)
Net increase (decrease) in shares outstanding	(20,094,600)	$(105,226,005)

Year ended October 31, 2024:
Shares sold	83,258,500	$433,604,088
Shares issued in reinvestment of dividends and distributions	10,688,320	55,716,970
Shares purchased	(106,682,962)	(553,376,288)
Net increase (decrease) in shares outstanding before conversion	(12,736,142)	(64,055,230)
Shares issued upon conversion from other share class(es)	1,733,037	9,197,430
Shares purchased upon conversion into other share class(es)	(153,278)	(798,195)
Net increase (decrease) in shares outstanding	(11,156,383)	$(55,655,995)
Global Total Return (USD Hedged):

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	15,824	$135,687
Shares issued in reinvestment of dividends and distributions	1,226	10,542
Shares purchased	(28,926)	(247,938)
Net increase (decrease) in shares outstanding	(11,876)	$(101,709)

Year ended October 31, 2024:
Shares sold	15,904	$132,812
Shares issued in reinvestment of dividends and distributions	2,425	20,515
Shares purchased	(7,390)	(62,175)
Net increase (decrease) in shares outstanding before conversion	10,939	91,152
Shares purchased upon conversion into other share class(es)	(929)	(7,981)
Net increase (decrease) in shares outstanding	10,010	$83,171

Notes to Financial Statements (unaudited) (continued)

Global Total Return (USD Hedged) (cont’d.):

Share Class	Shares	Amount

Class C
Six months ended April 30, 2025:
Shares sold	456	$3,900
Shares issued in reinvestment of dividends and distributions	83	713
Net increase (decrease) in shares outstanding	539	$4,613

Year ended October 31, 2024:
Shares sold	924	$7,785
Shares issued in reinvestment of dividends and distributions	169	1,426
Shares purchased	(3,304)	(27,964)
Net increase (decrease) in shares outstanding	(2,211)	$(18,753)

Class Z
Six months ended April 30, 2025:
Shares sold	743,267	$6,375,367
Shares issued in reinvestment of dividends and distributions	55,365	475,857
Shares purchased	(297,780)	(2,547,728)
Net increase (decrease) in shares outstanding before conversion	500,852	4,303,496
Shares issued upon conversion from other share class(es)	47	400
Net increase (decrease) in shares outstanding	500,899	$4,303,896

Year ended October 31, 2024:
Shares sold	1,848,244	$15,615,526
Shares issued in reinvestment of dividends and distributions	76,481	648,129
Shares purchased	(751,335)	(6,481,099)
Net increase (decrease) in shares outstanding before conversion	1,173,390	9,782,556
Shares issued upon conversion from other share class(es)	930	7,981
Net increase (decrease) in shares outstanding	1,174,320	$9,790,537

Class R6
Six months ended April 30, 2025:
Shares sold	465,502	$4,010,479
Shares issued in reinvestment of dividends and distributions	19,822	170,499
Shares purchased	(227,593)	(1,946,518)
Net increase (decrease) in shares outstanding before conversion	257,731	2,234,460
Shares purchased upon conversion into other share class(es)	(47)	(400)
Net increase (decrease) in shares outstanding	257,684	$2,234,060

Global Total Return (USD Hedged) (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	2,411,040	$20,292,042
Shares issued in reinvestment of dividends and distributions	289,063	2,437,909
Shares purchased	(10,784,589)	(92,312,524)
Net increase (decrease) in shares outstanding	(8,084,486)	$(69,582,573)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund indicated below utilized the SCA during the reporting period ended April 30, 2025. The average balance outstanding is for the number of days the Fund utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2025
Global Total Return	$639,500	5.82%	2	$1,043,000	$—

Notes to Financial Statements (unaudited) (continued)

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes

Notes to Financial Statements (unaudited) (continued)

in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk”. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk”. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars,

Notes to Financial Statements (unaudited) (continued)

increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U. S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U. S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies – None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025